Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Strategic Income Portfolio
March 31, 2026
VIPSI-NPRT1-0526
1.799886.122
Asset-Backed Securities - 0.1%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Bayard Park CLO Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 6.35%, 10.018% 7/24/2038 (c)(d)(l)	150,000	148,884
Bbam US CLO I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.6722% 3/30/2038 (c)(d)(l)	125,000	123,757
Birch Grove CLO 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 6.4192% 4/22/2038 (c)(d)(l)	150,000	148,467
Birch Grove CLO 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 10.4176% 10/20/2037 (c)(d)(l)	100,000	97,142
Carlyle US CLO Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 9.418% 10/25/2037 (c)(d)(l)	150,000	145,594
CIFC Funding Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 10.9197% 7/21/2038 (c)(d)(l)	250,000	250,132
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 7.4176% 1/17/2038 (c)(d)(l)	100,000	95,187
Diameter Capital CLO 7 Ltd / Diameter Capital CLO 7 LLC Series 2024-7A Class D, CME Term SOFR 3 month Index + 6.1%, 9.7676% 7/20/2037 (c)(d)(l)	250,000	248,254
Flatiron RR CLO 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 8.9222% 4/15/2038 (c)(d)(l)	200,000	193,804
Midocean Cr Clo Xix Series 2025-19A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9176% 7/20/2036 (c)(d)(l)	100,000	96,983
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.2176% 7/20/2037 (c)(d)(l)	200,000	197,121
Palmer Square CLO Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 7.8122% 2/15/2038 (c)(d)(l)	100,000	97,056
RR 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 9.6722% 10/15/2039 (c)(d)(l)	125,000	123,948
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,966,329
TOTAL ASSET-BACKED SECURITIES (Cost $1,994,055)		1,966,329

Bank Loan Obligations - 3.5%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 9%, 13% 6/30/2026 (b)(c)(d)(e)	36,192	36,192
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2112% 5/23/2030 (b)(c)(d)	431,746	426,798
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.5472% 5/31/2031 (b)(c)(d)	727,422	727,881
LUXEMBOURG - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9496% 10/1/2032 (b)(c)(d)	573,563	524,093
Materials - 0.0%
Containers & Packaging - 0.0%
Kleopatra Finco Sarl Tranche EXIT LOAN 1LN, term loan CME Term SOFR 1 month Index + 7%, 10.6668% 1/30/2031 (b)(c)(d)	49,796	40,195
TOTAL LUXEMBOURG		564,288
NETHERLANDS - 0.1%
Industrials - 0.1%
Building Products - 0.1%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.6996% 1/17/2032 (b)(c)(d)	882,039	876,896
SWITZERLAND - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4142% 11/15/2030 (b)(c)(d)	435,000	414,067
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (b)(c)(d)	553,700	529,083

TOTAL SWITZERLAND		943,150
UNITED KINGDOM - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Finco SARL Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1677% 9/27/2029 (b)(c)(d)	457,476	457,833
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 2/10/2031 (b)(c)(d)	1,020,000	1,019,235
TOTAL UNITED KINGDOM		1,477,068
UNITED STATES - 3.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.0512% 9/30/2026 (b)(c)(d)	478,003	275,650
Aventiv Technologies LLC Tranche DEC FLSO 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.9491% 9/30/2026 (b)(c)(d)(e)	12,472	12,940
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 1 month Index + 10%, 13.9327% 9/30/2026 (b)(c)(d)	114,588	118,885
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.4612% 9/30/2026 (b)(c)(d)(e)	12,828	12,828
		420,303
Entertainment - 0.0%
OAK-Eagle Acquireco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 3/24/2033 (b)(c)(d)(f)	650,000	645,938
Media - 0.0%
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9496% 6/24/2029 (b)(c)(d)	33,688	33,518
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0322% 1/31/2029 (b)(c)(d)	340,800	335,944
		369,462
TOTAL COMMUNICATION SERVICES		1,435,703
Consumer Discretionary - 0.5%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 5/6/2030 (b)(c)(d)	132,979	132,439
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 1/23/2032 (b)(c)(d)	299,773	298,874
Saks Global Enterprises LLC Tranche SECOND OUT ROLL-UP DIP 1LN, term loan CME Term SOFR 1 month Index + 12.5%, 16.175% 7/15/2026 (b)(c)(d)	9,374	2,812
		301,686
Distributors - 0.0%
Solenis Holdings Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.6996% 6/20/2031 (b)(c)(d)	151,411	145,109
Hotels, Restaurants & Leisure - 0.1%
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 1/29/2029 (b)(c)(d)	1,357,490	1,329,159
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9285% 12/30/2026 (b)(c)(d)	418,325	400,755
		1,729,914
Household Durables - 0.0%
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4108% 10/1/2032 (b)(c)(d)	575,000	560,913
Specialty Retail - 0.4%
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6599% 10/16/2031 (b)(c)(d)	211,790	211,578
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 9.5% 12/4/2031 (b)(c)(d)	126,922	126,862
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.525% 6/6/2031 (b)(c)(d)	5,760,629	4,593,411
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1608% 3/15/2031 (b)(c)(d)	70,000	68,277
SGUS LLC 1LN, term loan 16.1781% 7/15/2026 (b)(c)	9,559	2,868
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 1/30/2031 (b)(c)(d)	98,346	97,424
		5,100,420
TOTAL CONSUMER DISCRETIONARY		7,970,481
Consumer Staples - 0.0%
Beverages - 0.0%
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.0496% 1/24/2029 (b)(c)(d)	81,884	43,194
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1996% 1/24/2029 (b)(c)(d)	53,539	53,137
		96,331
Food Products - 0.0%
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4177% 2/12/2031 (b)(c)(d)	98,259	95,680
TOTAL CONSUMER STAPLES		192,011
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (b)(c)(d)(g)	1,070,873	595,759
Financials - 0.5%
Capital Markets - 0.1%
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6996% 10/31/2031 (b)(c)(d)	514,788	515,076
Focus Financial Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 9/15/2031 (b)(c)(d)	1,110,966	1,073,582
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4496% 11/26/2031 (b)(c)(d)	79,200	78,143
		1,666,801
Financial Services - 0.1%
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1608% 7/1/2032 (b)(c)(d)	668,325	636,580
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6677% 7/31/2031 (b)(c)(d)	572,125	552,896
Orion US Finco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1497% 10/8/2032 (b)(c)(d)	60,000	59,337
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1556% 2/20/2032 (b)(c)(d)	606,950	606,477
		1,855,290
Insurance - 0.3%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 6/21/2032 (b)(c)(d)	785,554	760,023
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6677% 11/6/2030 (b)(c)(d)	535,032	517,510
Alera Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4177% 5/28/2032 (b)(c)(d)	179,101	173,462
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 9/19/2031 (b)(c)(d)	1,594,579	1,580,802
CRC Insurance Group LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4496% 5/6/2032 (b)(c)(d)	618,421	611,272
CRC Insurance Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4496% 5/6/2031 (b)(c)(d)	388,427	382,481
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9197% 6/20/2030 (b)(c)(d)	187,992	187,453
		4,213,003
TOTAL FINANCIALS		7,735,094
Health Care - 0.3%
Health Care Equipment & Supplies - 0.0%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4177% 1/15/2031 (b)(c)(d)	154,225	154,418
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.4177% 10/23/2028 (b)(c)(d)	191,410	191,661
		346,079
Health Care Technology - 0.2%
athenahealth Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4177% 2/15/2029 (b)(c)(d)	1,316,576	1,290,244
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4177% 5/1/2031 (b)(c)(d)	1,588,308	1,460,259
		2,750,503
Life Sciences Tools & Services - 0.0%
PAREXEL International Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4177% 12/12/2031 (b)(c)(d)	305,423	304,149
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9177% 10/8/2030 (b)(c)(d)	823,775	793,798
Amneal Pharmaceuticals LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6677% 8/2/2032 (b)(c)(d)	64,675	64,837
		858,635
TOTAL HEALTH CARE		4,259,366
Industrials - 0.5%
Aerospace & Defense - 0.1%
TransDigm Group Inc Tranche M 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 8/19/2032 (b)(c)(d)	1,044,750	1,044,500
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1677% 1/19/2032 (b)(c)(d)	467,875	467,725
		1,512,225
Commercial Services & Supplies - 0.4%
ABG Intermediate Holdings 2 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 2/13/2032 (b)(c)(d)	856,350	851,263
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 12/21/2028 (b)(c)(d)	853,314	850,942
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1677% 2/15/2031 (b)(c)(d)	289,100	245,735
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1636% 8/1/2030 (b)(c)(d)	1,469,713	1,257,824
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9326% 9/4/2030 (b)(c)(d)	1,562,244	1,222,456
CSC ServiceWorks East LLC Tranche INITIAL FL1O 1LN, term loan CME Term SOFR 1 month Index + 5.43%, 9.101% 9/4/2030 (b)(c)(d)	268,025	272,828
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.1276% 6/21/2028 (b)(c)(d)	133,700	133,558
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7602% 2/3/2033 (b)(c)(d)	250,000	238,250
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7822% 12/10/2026 (b)(c)(d)	253,905	253,430
		5,326,286
Machinery - 0.0%
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9496% 9/13/2032 (b)(c)(d)	94,763	94,881
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7677% 3/25/2031 (b)(c)(d)	274,400	274,115
		368,996
Professional Services - 0.0%
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 9/29/2031 (b)(c)(d)	214,650	214,471
TOTAL INDUSTRIALS		7,421,978
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.0%
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 7/9/2032 (b)(c)(d)	95,765	95,645
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9177% 8/18/2031 (b)(c)(d)	132,975	133,120
		228,765
IT Services - 0.1%
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (b)(c)	221,076	179,348
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 3/22/2032 (b)(c)(d)	252,450	235,094
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5168% 2/1/2028 (b)(c)(d)	992,331	845,138
		1,259,580
Software - 0.8%
Applied Systems Inc 2LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1996% 2/23/2032 (b)(c)(d)	10,000	9,845
Applied Systems Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9496% 2/24/2031 (b)(c)(d)	540,430	529,319
Avalara Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4496% 3/29/2032 (b)(c)(d)	1,290,266	1,259,158
Darktrace Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.8981% 10/9/2031 (b)(c)(d)	74,623	71,275
KnowBe4 Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4168% 7/26/2032 (b)(c)(d)	79,800	70,889
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9168% 7/1/2031 (b)(c)(d)	1,338,063	1,197,191
Ping Identity Holding Corp 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4216% 11/15/2032 (b)(c)(d)	85,000	83,831
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9285% 6/2/2028 (b)(c)(d)	1,013,191	889,075
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6996% 8/31/2028 (b)(c)(d)	3,907,603	3,777,363
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6677% 9/8/2032 (b)(c)(d)	428,925	418,845
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1668% 2/10/2031 (b)(c)(d)	3,804,815	3,630,289
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9168% 4/14/2031 (b)(c)(d)	1,675,619	1,633,729
		13,570,809
TOTAL INFORMATION TECHNOLOGY		15,059,154
Materials - 0.5%
Chemicals - 0.3%
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4192% 10/4/2029 (b)(c)(d)	2,869,315	2,818,385
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.7246% 7/3/2028 (b)(c)(d)	802,988	699,266
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4168% 8/25/2031 (b)(c)(d)	1,224,156	1,192,536
		4,710,187
Containers & Packaging - 0.2%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.8427% 4/13/2029 (b)(c)(d)	2,959,305	2,816,370
TOTAL MATERIALS		7,526,557
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Talen Energy Supply LLC Tranche TLB-EXIT 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1525% 5/17/2030 (b)(c)(d)	23,668	23,685
TOTAL UNITED STATES		52,219,788
TOTAL BANK LOAN OBLIGATIONS (Cost $60,154,445)		57,272,061

Collateralized Mortgage Obligations - 1.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.2%
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	128,423	109,069
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	136,476	115,909
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	111,855	99,724
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	176,755	156,516
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	174,029	162,147
Fannie Mae Guaranteed REMIC Series 2022-13 Class MA, 3% 5/25/2044	619,017	595,983
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	1,333,021	1,196,667
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	127,903	113,783
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	246,000	229,276
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.1119% 11/25/2053 (c)(d)	654,836	663,810
Fannie Mae Guaranteed REMIC Series 2024-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8619% 9/25/2053 (c)(d)	283,395	285,366
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8619% 6/25/2054 (c)(d)	486,806	489,045
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8619% 9/25/2054 (c)(d)	249,100	250,178
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0619% 2/25/2055 (c)(d)	320,417	322,620
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0619% 9/25/2054 (c)(d)	374,560	376,966
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8619% 2/25/2055 (c)(d)	543,474	546,734
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8119% 2/25/2055 (c)(d)	261,704	263,113
Freddie Mac Gold Pool Series 2026-433 Class BA, 4% 4/25/2027 (o)	8,280,000	8,245,992
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	101,092	89,859
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5122 Class TE, 1.5% 6/25/2051	399,162	336,677
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	644,611	565,168
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	126,156	114,749
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	139,794	124,014
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	131,376	119,421
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	149,088	130,491
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	99,618	90,628
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	490,700	448,315
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class JM, 3.5% 9/25/2051	521,397	509,536
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	215,232	206,011
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	283,451	269,712
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5224 Class DQ, 3.75% 8/25/2044	300,050	290,688
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.7119% 8/25/2053 (c)(d)	414,066	415,038
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8619% 6/25/2054 (c)(d)	281,111	282,722
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8119% 2/25/2055 (c)(d)	642,081	644,451
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8619% 2/25/2055 (c)(d)	207,532	207,737
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.9119% 10/25/2054 (c)(d)	380,936	383,068
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8119% 2/25/2055 (c)(d)	428,101	430,399
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.7119% 4/25/2055 (c)(d)	375,317	376,035
TOTAL UNITED STATES		20,257,617
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $20,111,157)		20,257,617

Commercial Mortgage Securities - 2.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.2%
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K056 Class A2, 2.525% 5/25/2026	143,900	143,371
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	1,538,717	1,531,482
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K058 Class A2, 2.653% 8/25/2026	2,300,000	2,285,752
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K059 Class A2, 3.12% 9/25/2026 (c)	431,931	429,525
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K060 Class A2, 3.3% 10/25/2026	1,500,000	1,491,813
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K061 Class A2, 3.347% 11/25/2026	6,415,626	6,381,210
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K062 Class A2, 3.413% 12/25/2026	1,976,342	1,965,485
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	594,380	591,224
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K065 Class A2, 3.243% 4/25/2027	2,100,000	2,083,030
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K067 Class A2, 3.194% 7/25/2027	600,000	593,664
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	700,000	692,073
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K735 Class A2, 2.862% 5/25/2026	669,341	667,042
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K736 Class A2, 2.282% 7/25/2026	757,731	754,118
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K737 Class A2, 2.525% 10/25/2026	3,300,000	3,275,060
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K739 Class A2, 1.336% 9/25/2027	8,201,951	7,940,230
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K523 Class AS, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.2189% 4/25/2029 (c)(d)	2,196,321	2,195,393
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.1989% 6/25/2030 (c)(d)	1,300,000	1,297,772
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K554 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1689% 10/25/2030 (c)(d)	799,817	798,690
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K557 Class AS, 4.1689% 12/25/2030	1,300,000	1,299,992
TOTAL UNITED STATES		36,416,926
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $36,322,357)		36,416,926

Common Stocks - 7.5%
	Shares	Value ($)
BRAZIL - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Azul SA (PN)	29,038	413,792
Azul SA ADR	9,402	207,675

TOTAL BRAZIL		621,467
CANADA - 0.1%
Information Technology - 0.1%
IT Services - 0.1%
Shopify Inc Class A (p)	10,800	1,281,466
FRANCE - 0.1%
Communication Services - 0.1%
Media - 0.1%
Altice France Holding SA (e)	46,642	691,680
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
LVMH Moet Hennessy Louis Vuitton SE	500	273,325
TOTAL FRANCE		965,005
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City International Holdings Ltd ADR (p)	11,100	26,973
Studio City International Holdings Ltd ADR (l)(p)	10,083	24,502

TOTAL HONG KONG		51,475
LUXEMBOURG - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Kloeckner Pentaplast GmbH (e)	6,498	0
Metals & Mining - 0.0%
Algoma Steel Sca (e)(p)	10,220	0
TOTAL LUXEMBOURG		0
NETHERLANDS - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV	2,300	452,778
TAIWAN - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Taiwan Semiconductor Manufacturing Co Ltd ADR	18,800	6,353,460
UNITED STATES - 6.9%
Communication Services - 1.1%
Interactive Media & Services - 0.7%
Alphabet Inc Class A	17,600	5,061,056
Meta Platforms Inc Class A	9,600	5,492,448
		10,553,504
Media - 0.4%
EchoStar Corp (p)(q)	22,127	2,590,408
EchoStar Corp Class A (p)(r)	36,100	4,226,227
iHeartMedia Inc Class A (p)	5,655	16,512
		6,833,147
TOTAL COMMUNICATION SERVICES		17,386,651
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
UC Holdings Inc (e)(p)	33,750	0
Hotels, Restaurants & Leisure - 0.1%
Boyd Gaming Corp	12,300	1,010,814
New Cotai LLC / New Cotai Capital Corp (e)(p)(q)	247,076	56,827
		1,067,641
Household Durables - 0.1%
TopBuild Corp (p)	6,300	2,213,191
Specialty Retail - 0.1%
Dick's Sporting Goods Inc	5,700	1,130,253
TOTAL CONSUMER DISCRETIONARY		4,411,085
Consumer Staples - 0.1%
Beverages - 0.0%
Celsius Holdings Inc (p)	11,200	397,376
Consumer Staples Distribution & Retail - 0.1%
Southeastern Grocers LLC rights (e)(p)	40,826	0
US Foods Holding Corp (p)	9,200	848,332
		848,332
TOTAL CONSUMER STAPLES		1,245,708
Energy - 0.1%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd (e)(p)	6,562	0
Superior Energy Services Inc Class A (e)(p)	5,560	534,594
		534,594
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp	865	59,875
EP Energy Corp (e)(p)	52,316	86,845
Expand Energy Corp	86	9,441
Mesquite Energy Inc (e)(p)	36,944	847,121
Unit Corp	2,069	71,484
		1,074,766
TOTAL ENERGY		1,609,360
Financials - 0.8%
Capital Markets - 0.0%
Ares Management Corp Class A	4,400	480,040
KKR & Co Inc Class A	2,500	231,250
Moody's Corp	1,600	698,000
		1,409,290
Consumer Finance - 0.1%
OneMain Holdings Inc	29,100	1,556,559
Financial Services - 0.5%
Apollo Global Management Inc	22,500	2,506,950
Block Inc Class A (p)	15,200	914,736
Carnelian Point Holdings LP warrants 6/30/2027 (e)(p)	54	158
Mastercard Inc Class A	3,000	1,498,980
Visa Inc Class A	8,800	2,659,712
		7,580,536
Insurance - 0.2%
Arthur J Gallagher & Co	11,900	2,577,302
TOTAL FINANCIALS		13,123,687
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Medline Inc Class A	2,900	129,050
Health Care Providers & Services - 0.0%
Cano Health LLC warrants 6/28/2029 (e)(p)	493	675
Tenet Healthcare Corp (p)	3,700	698,227
		698,902
TOTAL HEALTH CARE		827,952
Industrials - 2.3%
Building Products - 0.2%
Carlisle Cos Inc	1,400	467,068
Simpson Manufacturing Co Inc	3,800	652,156
Trane Technologies PLC	3,600	1,500,264
		2,619,488
Construction & Engineering - 1.3%
API Group Corp (p)	17,300	700,996
Comfort Systems USA Inc	7,700	10,618,224
Construction Partners Inc Class A (p)	6,900	766,728
EMCOR Group Inc	4,700	3,470,057
IES Holdings Inc (p)	9,100	4,335,877
WillScot Holdings Corp	60,500	1,050,280
		20,942,162
Electrical Equipment - 0.7%
Eaton Corp PLC	6,500	2,324,855
Nextpower Inc Class A (p)	19,000	2,290,450
nVent Electric PLC	12,100	1,431,188
Vertiv Holdings Co Class A	20,100	5,036,658
		11,083,151
Ground Transportation - 0.0%
Uber Technologies Inc (p)	12,500	899,125
Machinery - 0.1%
Parker-Hannifin Corp	2,600	2,327,624
Passenger Airlines - 0.0%
Spirit Aviation Holdings Inc (p)	15,141	3,785
Spirit Aviation Holdings Inc (p)	3,278	820
		4,605
Trading Companies & Distributors - 0.0%
Penhall Acquisition Company (e)(p)	428	0
TOTAL INDUSTRIALS		37,876,155
Information Technology - 1.7%
Communications Equipment - 0.1%
Arista Networks Inc (p)	14,400	1,768,032
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp (p)	6,000	1,429,260
IT Services - 0.0%
GTT Communications Inc (e)(p)	4,921	175,926
Semiconductors & Semiconductor Equipment - 1.2%
KLA Corp	2,000	2,944,820
Marvell Technology Inc	9,500	940,975
Micron Technology Inc	5,200	1,756,768
NVIDIA Corp	66,000	11,510,401
ON Semiconductor Corp (p)	25,665	1,589,177
Wolfspeed Inc	43,692	713,053
		19,455,194
Software - 0.3%
Fair Isaac Corp (p)	700	747,278
Microsoft Corp	6,500	2,406,105
Monday.com Ltd (p)	6,700	463,037
Palantir Technologies Inc Class A (p)	7,700	1,126,356
Terawulf Inc (p)(r)	45,700	659,451
		5,402,227
TOTAL INFORMATION TECHNOLOGY		28,230,639
Materials - 0.1%
Construction Materials - 0.1%
Eagle Materials Inc	1,700	322,065
James Hardie Industries PLC (p)	41,100	778,434
Martin Marietta Materials Inc	1,100	647,548
		1,748,047
Metals & Mining - 0.0%
Elah Holdings Inc (p)	14	195
TOTAL MATERIALS		1,748,242
Utilities - 0.4%
Electric Utilities - 0.1%
Constellation Energy Corp	8,500	2,373,625
Portland General Electric Co	140	7,387
		2,381,012
Independent Power and Renewable Electricity Producers - 0.3%
PureWest Energy LLC (e)(p)	901	203
Vistra Corp	30,600	4,600,098
		4,600,301
TOTAL UTILITIES		6,981,313
TOTAL UNITED STATES		113,440,792
TOTAL COMMON STOCKS (Cost $71,398,136)		123,166,443

Convertible Corporate Bonds - 0.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.6%
Communication Services - 0.5%
Media - 0.5%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (c)	1,992,908	7,118,867
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
New Cotai LLC 5% 2/24/2027 (e)	342,796	359,456
Financials - 0.0%
Capital Markets - 0.0%
Coinbase Global Inc 0.25% 4/1/2030	390,000	361,335
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Wolfspeed Inc 2.5% 6/15/2031 (l)	472,000	673,190
Wolfspeed Inc 2.5% 6/15/2031	417,000	594,746
TOTAL INFORMATION TECHNOLOGY		1,267,936
TOTAL UNITED STATES		9,107,594
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $3,641,495)		9,107,594

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Vale SA Series A6, 1.9554% (c)	68,058	568,261
UNITED STATES - 0.5%
Financials - 0.5%
Capital Markets - 0.1%
Ares Management Corp 6.75% Series B	41,337	1,527,815
Financial Services - 0.4%
Acrisure Holdings Inc Series A-2 (e)	241,598	6,938,695
TOTAL UNITED STATES		8,466,510
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $7,721,202)		9,034,771

Fixed-Income Funds - 7.8%
	Shares	Value ($)
Fidelity Floating Rate Central Fund (t)	1,155,495	108,593,386
iShares Broad USD High Yield Corporate Bond ETF (r)	527,400	19,429,416
TOTAL FIXED-INCOME FUNDS (Cost $131,989,534)		128,022,802

Foreign Government and Government Agency Obligations - 14.9%
		Principal Amount (a)	Value ($)
ALBANIA - 0.0%
Republic of Albania 4.75% 2/14/2035 (m)	EUR	255,000	288,552
ANGOLA - 0.1%
Angola Republic 8.25% 5/9/2028 (l)		650,000	655,200
Angola Republic 8.75% 4/14/2032 (l)		325,000	315,413
Angola Republic 9.244% 1/15/2031 (l)		335,000	338,664
Angola Republic 9.375% 3/31/2033 (l)		265,000	260,517
Angola Republic 9.375% 5/8/2048 (l)		370,000	327,593
Angola Republic 9.875% 10/15/2035 (l)		200,000	200,300
TOTAL ANGOLA			2,097,687
ARGENTINA - 0.6%
Argentine Republic 0.75% 7/9/2030 (k)		4,237,422	3,550,960
Argentine Republic 1% 7/9/2029		744,659	653,810
Argentine Republic 3.5% 7/9/2041 (k)		1,510,000	1,010,190
Argentine Republic 4.125% 7/9/2035 (k)		3,842,241	2,777,940
Argentine Republic 5% 1/9/2038 (k)		2,297,304	1,732,167
TOTAL ARGENTINA			9,725,067
ARMENIA - 0.1%
Republic of Armenia 3.6% 2/2/2031 (l)		280,000	249,192
Republic of Armenia 6.75% 3/12/2035 (l)		570,000	576,327
TOTAL ARMENIA			825,519
AUSTRALIA - 0.4%
Australian Commonwealth 0.5% 9/21/2026 (m)	AUD	4,940,000	3,346,798
Australian Commonwealth 1% 12/21/2030 (m)	AUD	100,000	58,476
Australian Commonwealth 4.25% 10/21/2036 (m)	AUD	4,700,000	3,053,906
Australian Commonwealth 4.75% 6/21/2054 (m)	AUD	10,000	6,325
TOTAL AUSTRALIA			6,465,505
BAHAMAS (NASSAU) - 0.0%
Bahamas Government International Bond 8.25% 6/24/2036 (l)		385,000	412,057
BAHRAIN - 0.1%
Bahrain Kingdom 5.625% 5/18/2034 (l)		155,000	136,555
Bahrain Kingdom 5.875% 2/6/2034 (l)		245,000	227,769
Bahrain Kingdom 6.625% 10/6/2037 (l)		200,000	181,316
Bahrain Kingdom 7.1% 2/3/2038 (l)		350,000	328,137
Bahrain Kingdom 7.5% 2/12/2036 (l)		200,000	196,500
TOTAL BAHRAIN			1,070,277
BENIN - 0.0%
Republic of Benin 7.96% 2/13/2038 (l)		645,000	631,021
Republic of Benin 8.375% 1/23/2041 (l)		180,000	177,584
TOTAL BENIN			808,605
BERMUDA - 0.1%
Republic of Bermuda 2.375% 8/20/2030 (l)		55,000	49,723
Republic of Bermuda 3.375% 8/20/2050 (l)		165,000	112,804
Republic of Bermuda 3.717% 1/25/2027 (l)		645,000	639,760
Republic of Bermuda 4.75% 2/15/2029 (l)		360,000	361,260
Republic of Bermuda 5% 7/15/2032 (l)		260,000	259,025
TOTAL BERMUDA			1,422,572
BRAZIL - 0.2%
Brazil Notas do Tesouro Nacional Serie B 3.875% 6/12/2030		830,000	792,235
Brazil Notas do Tesouro Nacional Serie B 5.625% 2/21/2047		240,000	200,520
Brazil Notas do Tesouro Nacional Serie B 6% 10/20/2033		335,000	335,251
Brazil Notas do Tesouro Nacional Serie B 6.25% 5/22/2036		350,000	343,534
Brazil Notas do Tesouro Nacional Serie B 6.625% 3/15/2035		270,000	276,210
Brazil Notas do Tesouro Nacional Serie B 7.125% 1/20/2037		565,000	613,709
Brazil Notas do Tesouro Nacional Serie B 8.25% 1/20/2034		1,045,000	1,186,075
Federative Republic of Brazil 7.250% 1/12/2056		355,000	347,545
TOTAL BRAZIL			4,095,079
CANADA - 1.1%
Canadian Government 3.25% 6/1/2035	CAD	23,700,000	16,795,635
CHILE - 0.2%
Chilean Republic 2.45% 1/31/2031		1,355,000	1,238,958
Chilean Republic 2.75% 1/31/2027		310,000	304,420
Chilean Republic 3.1% 1/22/2061		700,000	432,600
Chilean Republic 3.5% 1/31/2034		200,000	180,400
Chilean Republic 4% 1/31/2052		200,000	155,350
Chilean Republic 4.34% 3/7/2042		260,000	228,020
Chilean Republic 5.33% 1/5/2054		505,000	477,225
TOTAL CHILE			3,016,973
COLOMBIA - 0.3%
Colombian Republic 3% 1/30/2030		1,025,000	920,450
Colombian Republic 3.125% 4/15/2031		535,000	456,890
Colombian Republic 3.25% 4/22/2032		290,000	241,860
Colombian Republic 4.125% 5/15/2051		220,000	133,374
Colombian Republic 5% 6/15/2045		420,000	300,825
Colombian Republic 5.2% 5/15/2049		650,000	466,895
Colombian Republic 5.375% 1/21/2029		365,000	362,263
Colombian Republic 6.125% 1/18/2041		40,000	34,851
Colombian Republic 6.125% 1/21/2031		200,000	196,800
Colombian Republic 6.5% 1/21/2033		210,000	205,275
Colombian Republic 7.375% 4/25/2030		250,000	259,500
Colombian Republic 7.375% 9/18/2037		140,000	139,447
Colombian Republic 7.5% 2/2/2034		250,000	255,688
Colombian Republic 8% 11/14/2035		310,000	324,586
Colombian Republic 8% 4/20/2033		280,000	295,610
Colombian Republic 8.5% 4/25/2035		280,000	302,400
Colombian Republic 8.75% 11/14/2053		290,000	310,808
TOTAL COLOMBIA			5,207,522
COSTA RICA - 0.0%
Republic of Costa Rica 5.625% 4/30/2043 (l)		215,000	199,950
Republic of Costa Rica 6.125% 2/19/2031 (l)		130,000	132,860
Republic of Costa Rica 6.55% 4/3/2034 (l)		140,000	147,665
Republic of Costa Rica 7.3% 11/13/2054 (l)		305,000	330,925
TOTAL COSTA RICA			811,400
COTE D'IVOIRE - 0.1%
Cote d'Ivoire 6.125% 6/15/2033 (l)		620,000	582,335
Cote d'Ivoire 6.375% 3/3/2028 (l)		154,077	155,001
Cote d'Ivoire 6.75% 2/25/2041 (l)		335,000	293,125
Cote d'Ivoire 8.075% 4/1/2036 (l)		285,000	289,585
Cote d'Ivoire 8.25% 1/30/2037 (l)		300,000	307,082
TOTAL COTE D'IVOIRE			1,627,128
DOMINICAN REPUBLIC - 0.3%
Dominican Republic 4.5% 1/30/2030 (l)		610,000	579,500
Dominican Republic 4.875% 9/23/2032 (l)		860,000	792,705
Dominican Republic 5.75% 3/17/2034 (l)		210,000	199,920
Dominican Republic 5.95% 1/25/2027 (l)		445,000	447,225
Dominican Republic 6% 7/19/2028 (l)		360,000	362,160
Dominican Republic 6.5% 2/15/2048 (l)		215,000	201,670
Dominican Republic 6.6% 6/1/2036 (l)		224,000	224,616
Dominican Republic 6.85% 1/27/2045 (l)		300,000	291,750
Dominican Republic 7.05% 2/3/2031 (l)		375,000	387,750
Dominican Republic 7.15% 2/24/2055 (l)		375,000	379,641
Dominican Republic 7.45% 4/30/2044 (l)		335,000	349,070
TOTAL DOMINICAN REPUBLIC			4,216,007
ECUADOR - 0.1%
Ecuador Government International Bond 6.9% 7/31/2030 (k)(l)		903,771	879,369
Ecuador Government International Bond 6.9% 7/31/2035 (k)(l)		980,000	859,460
Ecuador Government International Bond 8.75% 1/29/2034 (l)		425,000	417,244
Ecuador Government International Bond 9.25% 1/29/2039 (l)		200,000	196,200
TOTAL ECUADOR			2,352,273
EGYPT - 0.2%
Arab Republic of Egypt 6.375% 4/11/2031 (l)	EUR	260,000	283,244
Arab Republic of Egypt 7.0529% 1/15/2032 (l)		30,000	28,380
Arab Republic of Egypt 7.5% 1/31/2027 (l)		830,000	833,295
Arab Republic of Egypt 7.5% 2/16/2061 (l)		480,000	364,992
Arab Republic of Egypt 7.903% 2/21/2048 (l)		460,000	372,341
Arab Republic of Egypt 8.5% 1/31/2047 (l)		580,000	499,888
Arab Republic of Egypt 8.7002% 3/1/2049 (l)		460,000	401,460
Arab Republic of Egypt 9.45% 2/4/2033 (l)		320,000	334,819
Arab Republic of Egypt Treasury Bills 0% 4/14/2026 (n)	EGP	10,750,000	195,444
Arab Republic of Egypt Treasury Bills 0% 6/2/2026 (n)	EGP	14,525,000	256,235
Arab Republic of Egypt Treasury Bills 0% 6/9/2026 (n)	EGP	14,700,000	256,314
Egyptian Financial Co for Sovereign Taskeek/The 7.95% 10/7/2032 (l)		200,000	200,900
TOTAL EGYPT			4,027,312
EL SALVADOR - 0.1%
El Salvador Republic 0.25% 4/17/2030 (l)		290,000	10,658
El Salvador Republic 7.1246% 1/20/2050 (l)		290,000	246,500
El Salvador Republic 7.625% 2/1/2041 (l)		90,000	85,320
El Salvador Republic 7.65% 6/15/2035 (l)		135,000	132,165
El Salvador Republic 9.25% 4/17/2030 (l)		290,000	302,035
El Salvador Republic 9.65% 11/21/2054 (l)		175,000	186,550
TOTAL EL SALVADOR			963,228
GABON - 0.0%
Gabonese Republic 6.625% 2/6/2031 (l)		185,000	154,660
Gabonese Republic 7% 11/24/2031 (l)		180,000	148,997
TOTAL GABON			303,657
GERMANY - 4.7%
German Federal Republic 1.9% 9/16/2027 (m)	EUR	9,000,000	10,301,616
German Federal Republic 2% 12/10/2026 (m)	EUR	2,940,000	3,388,042
German Federal Republic 2.4% 4/18/2030 (m)	EUR	16,000,000	18,322,040
German Federal Republic 2.5% 2/15/2035 (m)	EUR	4,635,000	5,181,359
German Federal Republic 2.5% 8/15/2054 (m)	EUR	90,000	86,638
German Federal Republic 2.6% 8/15/2035 (m)	EUR	10,950,000	12,267,745
German Federal Republic 2.7% 9/17/2026 (m)	EUR	5,500,000	6,369,266
German Federal Republic 2.9% 2/15/2036 (m)	EUR	16,700,000	19,219,963
TOTAL GERMANY			75,136,669
GHANA - 0.0%
Ghana Republic 0% 1/3/2030 (l)(n)		21,069	17,724
Ghana Republic 0% 7/3/2026 (l)(n)		8,480	8,332
Ghana Republic 5% 7/3/2029 (k)(l)		255,080	243,091
Ghana Republic 5% 7/3/2035 (k)(l)		333,880	283,798
TOTAL GHANA			552,945
GUATEMALA - 0.1%
Guatemala Government Bond 4.9% 6/1/2030 (l)		230,000	226,447
Guatemala Government Bond 5.375% 4/24/2032 (l)		120,000	118,703
Guatemala Government Bond 6.125% 6/1/2050 (l)		350,000	333,858
Guatemala Government Bond 6.25% 8/15/2036 (l)		460,000	467,705
Guatemala Government Bond 6.6% 6/13/2036 (l)		190,000	198,873
Guatemala Government Bond 6.875% 8/15/2055 (l)		280,000	292,880
TOTAL GUATEMALA			1,638,466
HUNGARY - 0.2%
Hungary Government 2.125% 9/22/2031 (l)		205,000	173,635
Hungary Government 3.125% 9/21/2051 (l)		340,000	200,600
Hungary Government 4.25% 5/26/2033 (m)	EUR	210,000	238,784
Hungary Government 5.25% 6/16/2029 (l)		295,000	295,583
Hungary Government 5.5% 6/16/2034 (l)		695,000	685,770
Hungary Government 6.125% 5/22/2028 (l)		225,000	230,171
Hungary Government 6.75% 9/23/2055 (l)		435,000	442,212
Hungary Government 6.75% 9/25/2052 (l)		145,000	149,474
Hungary Government 7% 10/24/2035	HUF	213,810,000	634,455
TOTAL HUNGARY			3,050,684
INDONESIA - 0.2%
Indonesia Government 3.2% 9/23/2061		400,000	240,328
Indonesia Government 4.35% 1/11/2048		300,000	242,913
Indonesia Government 5.95% 1/8/2046 (l)		350,000	353,850
Indonesia Government 6.625% 2/17/2037 (l)		220,000	239,035
Indonesia Government 6.75% 1/15/2044 (l)		330,000	363,660
Indonesia Government 7.75% 1/17/2038 (l)		930,000	1,104,608
Indonesia Government 8.5% 10/12/2035 (l)		875,000	1,071,000
TOTAL INDONESIA			3,615,394
ISRAEL - 0.1%
Israel Government 3.375% 1/15/2050		595,000	383,806
Israel Government 5% 1/13/2036		445,000	428,899
Israel Government 5.75% 3/12/2054		315,000	292,914
Israel Government 5.875% 1/13/2056		450,000	425,035
TOTAL ISRAEL			1,530,654
ITALY - 0.1%
Italian Republic 4.65% 10/1/2055 (l)(m)	EUR	1,700,000	1,994,737
JAMAICA - 0.0%
Jamaican Government 7.875% 7/28/2045		160,000	183,199
JAPAN - 0.1%
Japan Government 0.7% 12/20/2048	JPY	470,000,000	1,690,517
JORDAN - 0.0%
Jordan Government 7.375% 10/10/2047 (l)		110,000	103,537
Jordan Government 7.5% 1/13/2029 (l)		215,000	221,060
Jordan Government 7.75% 1/15/2028 (l)		225,000	230,031
TOTAL JORDAN			554,628
KENYA - 0.1%
Republic of Kenya 8.7% 2/26/2039 (l)		200,000	180,650
Republic of Kenya 8.8% 10/9/2038 (l)		200,000	183,200
Republic of Kenya 9.5% 3/5/2036 (l)		200,000	194,660
Republic of Kenya 9.75% 2/16/2031 (l)		410,000	420,640
TOTAL KENYA			979,150
LEBANON - 0.0%
Lebanon Republic 5.8% (g)(m)		625,000	147,188
Lebanon Republic 6.375% (g)(m)		400,000	94,199
TOTAL LEBANON			241,387
MEXICO - 0.4%
United Mexican States 3.5% 2/12/2034		610,000	519,336
United Mexican States 3.75% 4/19/2071		1,000,000	573,000
United Mexican States 4.875% 5/19/2033		345,000	326,888
United Mexican States 5.375% 3/22/2033		330,000	322,410
United Mexican States 5.625% 2/9/2034		370,000	363,340
United Mexican States 5.75% 10/12/2110		600,000	486,300
United Mexican States 6% 5/7/2036		600,000	596,100
United Mexican States 6.05% 1/11/2040		670,000	649,900
United Mexican States 6.125% 2/9/2038		265,000	258,905
United Mexican States 6.338% 5/4/2053		305,000	284,068
United Mexican States 6.35% 2/9/2035		465,000	475,463
United Mexican States 6.4% 5/7/2054		200,000	186,999
United Mexican States 6.75% 2/9/2056		310,000	301,010
United Mexican States 6.875% 5/13/2037		245,000	256,392
United Mexican States 7.375% 5/13/2055		500,000	525,000
TOTAL MEXICO			6,125,111
MONGOLIA - 0.0%
Mongolia Government 6.625% 2/25/2030 (l)		230,000	232,990
Mongolia Government 7.875% 6/5/2029 (l)		200,000	209,000
TOTAL MONGOLIA			441,990
MONTENEGRO - 0.1%
Republic of Montenegro 4.875% 4/1/2032 (l)	EUR	195,000	222,554
Republic of Montenegro 7.25% 3/12/2031 (l)		745,000	771,917
TOTAL MONTENEGRO			994,471
MOROCCO - 0.0%
Moroccan Kingdom 6.5% 9/8/2033 (l)		495,000	520,616
NIGERIA - 0.2%
Republic of Nigeria 0% 7/28/2026 (n)	NGN	597,678,000	406,131
Republic of Nigeria 6.125% 9/28/2028 (l)		1,150,000	1,140,800
Republic of Nigeria 6.5% 11/28/2027 (l)		445,000	447,225
Republic of Nigeria 7.143% 2/23/2030 (l)		360,000	361,786
Republic of Nigeria 7.696% 2/23/2038 (l)		280,000	269,237
Republic of Nigeria 7.875% 2/16/2032 (l)		160,000	161,639
Republic of Nigeria 9.1297% 1/13/2046 (l)		255,000	265,965
Republic of Nigeria Treasury Bills 0% 7/14/2026 (n)	NGN	360,000,000	245,896
TOTAL NIGERIA			3,298,679
OMAN - 0.1%
Oman Sultanate 5.625% 1/17/2028 (l)		365,000	368,158
Oman Sultanate 6% 8/1/2029 (l)		450,000	461,448
Oman Sultanate 6.25% 1/25/2031 (l)		425,000	443,169
Oman Sultanate 6.5% 3/8/2047 (l)		395,000	403,508
Oman Sultanate 6.75% 1/17/2048 (l)		455,000	474,459
Oman Sultanate 7% 1/25/2051 (l)		105,000	113,409
TOTAL OMAN			2,264,151
PAKISTAN - 0.1%
Islamic Republic of Pakistan 6% 4/8/2026 (l)		730,000	728,686
Islamic Republic of Pakistan 6.875% 12/5/2027 (l)		430,000	423,765
Islamic Republic of Pakistan 7.375% 4/8/2031 (l)		240,000	222,480
TOTAL PAKISTAN			1,374,931
PANAMA - 0.1%
Panamanian Republic 3.298% 1/19/2033		140,000	121,636
Panamanian Republic 5.227% 2/23/2034		485,000	469,234
Panamanian Republic 5.662% 2/23/2038		790,000	757,897
Panamanian Republic 7.875% 3/1/2057		290,000	336,079
Panamanian Republic 8% 3/1/2038		305,000	349,622
TOTAL PANAMA			2,034,468
PARAGUAY - 0.1%
Republic of Paraguay 2.739% 1/29/2033 (l)		225,000	197,775
Republic of Paraguay 4.95% 4/28/2031 (l)		250,000	249,500
Republic of Paraguay 5.4% 3/30/2050 (l)		265,000	235,850
Republic of Paraguay 6% 2/9/2036 (l)		260,000	270,140
Republic of Paraguay 6.65% 3/4/2055 (l)		200,000	207,800
TOTAL PARAGUAY			1,161,065
PERU - 0.1%
Peruvian Republic 2.783% 1/23/2031		740,000	675,602
Peruvian Republic 3% 1/15/2034		440,000	376,189
Peruvian Republic 3.3% 3/11/2041		360,000	271,710
TOTAL PERU			1,323,501
PHILIPPINES - 0.1%
Philippine Republic 2.65% 12/10/2045		390,000	245,310
Philippine Republic 2.95% 5/5/2045		160,000	107,359
Philippine Republic 5% 7/17/2033		210,000	208,688
Philippine Republic 5.5% 1/17/2048		200,000	192,200
Philippine Republic 5.6% 5/14/2049		295,000	284,915
Philippine Republic 5.609% 4/13/2033		305,000	314,150
Philippine Republic 5.95% 10/13/2047		490,000	495,482
TOTAL PHILIPPINES			1,848,104
POLAND - 0.1%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (l)		200,000	202,000
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (l)		250,000	246,000
Republic of Poland 5.5% 3/18/2054		285,000	262,568
Republic of Poland 5.5% 4/4/2053		210,000	193,086
Republic of Poland 5.75% 11/16/2032		425,000	446,820
TOTAL POLAND			1,350,474
QATAR - 0.2%
State of Qatar 4.4% 4/16/2050 (l)		1,045,000	862,125
State of Qatar 4.625% 6/2/2046 (l)		575,000	496,053
State of Qatar 4.817% 3/14/2049 (l)		1,060,000	934,125
State of Qatar 5.103% 4/23/2048 (l)		975,000	897,741
State of Qatar 9.75% 6/15/2030 (l)		295,000	353,469
TOTAL QATAR			3,543,513
ROMANIA - 0.2%
Romanian Republic 3% 2/27/2027 (l)		265,000	259,501
Romanian Republic 3.625% 3/27/2032 (l)		470,000	411,929
Romanian Republic 4% 2/14/2051 (l)		280,000	180,152
Romanian Republic 5% 7/4/2036 (l)		525,000	486,212
Romanian Republic 5.75% 9/16/2030 (l)		374,000	372,411
Romanian Republic 6.125% 10/7/2037 (l)	EUR	435,000	486,645
Romanian Republic 6.625% 2/17/2028 (l)		225,000	229,635
Romanian Republic 6.85% 7/29/2030	RON	1,075,000	241,970
Romanian Republic 7.125% 1/17/2033 (l)		290,000	303,595
Romanian Republic 7.5% 2/10/2037 (l)		572,000	600,818
Romanian Republic 8% 4/29/2030	RON	1,025,000	240,306
TOTAL ROMANIA			3,813,174
RWANDA - 0.0%
Rwanda Republic 5.5% 8/9/2031 (l)		560,000	500,095
SAUDI ARABIA - 0.2%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (l)		665,000	558,514
Kingdom of Saudi Arabia 3.45% 2/2/2061 (l)		1,120,000	692,160
Kingdom of Saudi Arabia 3.75% 1/21/2055 (l)		655,000	441,306
Kingdom of Saudi Arabia 4.375% 1/12/2031 (l)		260,000	253,859
Kingdom of Saudi Arabia 4.5% 10/26/2046 (l)		640,000	518,560
Kingdom of Saudi Arabia 4.5% 4/22/2060 (l)		225,000	171,787
Kingdom of Saudi Arabia 4.625% 10/4/2047 (l)		330,000	270,600
Kingdom of Saudi Arabia 4.875% 1/12/2036 (l)		270,000	261,698
TOTAL SAUDI ARABIA			3,168,484
SENEGAL - 0.0%
Republic of Senegal 4.75% 3/13/2028 (m)	EUR	170,000	122,318
Republic of Senegal 6.25% 5/23/2033 (l)		290,000	153,193
Republic of Senegal 6.75% 3/13/2048 (l)		120,000	60,449
TOTAL SENEGAL			335,960
SERBIA - 0.1%
Republic of Serbia 2.125% 12/1/2030 (l)		580,000	499,774
Republic of Serbia 6% 6/12/2034 (l)		205,000	205,000
Republic of Serbia 6.5% 9/26/2033 (l)		405,000	422,095
TOTAL SERBIA			1,126,869
SINGAPORE - 0.1%
Republic of Singapore 2.75% 3/1/2035	SGD	2,000,000	1,617,485
SOUTH AFRICA - 0.2%
South African Republic 4.85% 9/27/2027		285,000	284,216
South African Republic 4.85% 9/30/2029		235,000	230,183
South African Republic 5% 10/12/2046		395,000	283,413
South African Republic 5.65% 9/27/2047		190,000	147,725
South African Republic 5.75% 9/30/2049		620,000	480,500
South African Republic 5.875% 4/20/2032		280,000	279,825
South African Republic 6.125% 12/11/2037 (l)		200,000	185,676
South African Republic 7.1% 11/19/2036 (l)		475,000	486,699
South African Republic 7.25% 12/11/2055 (l)		200,000	182,900
TOTAL SOUTH AFRICA			2,561,137
SPAIN - 0.1%
Spanish Kingdom 4% 10/31/2054 (l)(m)	EUR	1,700,000	1,932,758
SRI LANKA - 0.1%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (k)(l)		225,923	208,414
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (k)(l)		755,264	628,191
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (k)(l)		314,356	280,956
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (k)(l)		157,112	138,848
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (k)(l)		91,380	69,219
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (l)		165,813	158,476
TOTAL SRI LANKA			1,484,104
SWITZERLAND - 0.3%
Swiss Confederation 3.5% 4/8/2033 (m)	CHF	3,200,000	4,908,016
TRINIDAD & TOBAGO - 0.0%
Republic of Trinidad & Tobago 6.5% 1/28/2036 (l)		345,000	341,550
TURKEY - 0.5%
Turkish Republic 4.875% 10/9/2026		650,000	649,350
Turkish Republic 4.875% 4/16/2043		815,000	571,588
Turkish Republic 5.125% 2/17/2028		255,000	251,685
Turkish Republic 5.25% 3/13/2030		185,000	176,536
Turkish Republic 5.75% 5/11/2047		360,000	269,910
Turkish Republic 5.875% 6/26/2031		385,000	368,349
Turkish Republic 6% 1/14/2041		770,000	638,330
Turkish Republic 6% 3/25/2027		170,000	170,895
Turkish Republic 6.3% 3/14/2033		215,000	203,229
Turkish Republic 6.625% 2/17/2045		310,000	262,725
Turkish Republic 6.8% 11/4/2036		510,000	481,313
Turkish Republic 6.875% 1/14/2038		450,000	420,813
Turkish Republic 7.125% 2/12/2032		380,000	380,570
Turkish Republic 7.25% 5/29/2032		200,000	200,394
Turkish Republic 7.625% 5/15/2034		445,000	451,230
Turkish Republic 9.125% 7/13/2030		350,000	382,113
Turkish Republic 9.375% 1/19/2033		840,000	932,568
Turkish Republic 9.375% 3/14/2029		490,000	528,102
Turkish Republic 9.875% 1/15/2028		1,165,000	1,242,391
TOTAL TURKEY			8,582,091
UKRAINE - 0.1%
Ukraine Government 0% 2/1/2030 (k)(l)		109,055	63,688
Ukraine Government 0% 2/1/2034 (k)(l)		407,526	173,606
Ukraine Government 0% 2/1/2035 (k)(l)		479,387	219,559
Ukraine Government 0% 2/1/2036 (k)(l)		286,989	131,154
Ukraine Government 4% 2/1/2032 (k)(l)		495,800	356,977
Ukraine Government 4.5% 2/1/2029 (k)(l)		457,501	320,251
Ukraine Government 4.5% 2/1/2034 (k)(l)		626,091	332,454
Ukraine Government 4.5% 2/1/2035 (k)(l)		428,419	223,206
Ukraine Government 4.5% 2/1/2036 (k)(l)		284,447	145,352
TOTAL UKRAINE			1,966,247
UNITED ARAB EMIRATES - 0.2%
Emirate of Abu Dhabi 3% 9/15/2051 (l)		645,000	402,954
Emirate of Abu Dhabi 3.125% 9/30/2049 (l)		1,915,000	1,257,198
Emirate of Abu Dhabi 3.875% 4/16/2050 (l)		620,000	464,380
Emirate of Abu Dhabi 5.5% 4/30/2054 (l)		395,000	378,311
Emirate of Dubai 3.9% 9/9/2050 (m)		920,000	631,764
Emirate of Dubai 5.25% 1/30/2043 (m)		330,000	307,771
TOTAL UNITED ARAB EMIRATES			3,442,378
UNITED KINGDOM - 1.4%
United Kingdom of Great Britain and Northern Ireland 4.125% 3/7/2031 (m)	GBP	16,750,000	21,834,162
URUGUAY - 0.1%
Uruguay Republic 5.1% 6/18/2050		675,000	619,421
Uruguay Republic 5.75% 10/28/2034		300,000	313,425
TOTAL URUGUAY			932,846
UZBEKISTAN - 0.0%
Republic of Uzbekistan 3.7% 11/25/2030 (l)		115,000	104,352
Republic of Uzbekistan 3.9% 10/19/2031 (l)		205,000	184,527
TOTAL UZBEKISTAN			288,879
VENEZUELA - 0.1%
Venezuela Republic 11.95% (g)(m)		1,090,000	554,810
Venezuela Republic 12.75% (g)(m)		190,000	95,582
Venezuela Republic 9.25% (g)		2,395,000	1,137,625
TOTAL VENEZUELA			1,788,017
ZAMBIA - 0.0%
Republic of Zambia 0.5% 12/31/2053 (l)		567,254	368,887
Republic of Zambia 5.75% 6/30/2033 (k)(l)		55,429	51,947
TOTAL ZAMBIA			420,834
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $248,284,876)			245,026,645

Non-Convertible Corporate Bonds - 26.2%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Azule Energy Finance Plc 8.25% 1/22/2031 (l)		275,000	277,624
ARGENTINA - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Argentina SA 9.5% 7/18/2031 (l)		105,000	110,695
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Tecpetrol SA 7.625% 1/22/2033 (l)		255,000	260,342
Tecpetrol SA 7.625% 11/3/2030 (l)		275,000	277,753
YPF SA 8.25% 1/17/2034 (l)		255,000	259,858
TOTAL ENERGY			797,953
TOTAL ARGENTINA			908,648
AUSTRALIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (l)		250,000	236,265
Fortescue Treasury Pty Ltd 4.5% 9/15/2027 (l)		485,000	480,232
Mineral Resources Ltd 7% 4/1/2031 (l)		380,000	388,271
Mineral Resources Ltd 8% 11/1/2027 (l)		515,000	521,576
Mineral Resources Ltd 8.5% 5/1/2030 (l)		915,000	940,589
Mineral Resources Ltd 9.25% 10/1/2028 (l)		1,005,000	1,041,303

TOTAL AUSTRALIA			3,608,236
AZERBAIJAN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
State Oil Co of the Azerbaijan Republic 6.95% 3/18/2030 (m)		275,000	294,336
BAHRAIN - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Bapco Energies BSC Closed 7.5% 10/25/2027 (l)		665,000	656,688
Bapco Energies BSC Closed 8.375% 11/7/2028 (l)		180,000	178,290

TOTAL BAHRAIN			834,978
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenet Finance Luxembourg Notes Sarl 5.5% 3/1/2028 (l)		600,000	588,787
BRAZIL - 0.8%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
MercadoLibre Inc 4.9% 1/15/2033		365,000	353,265
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Minerva Luxembourg SA 4.375% 3/18/2031 (l)		185,000	167,711
Minerva Luxembourg SA 8.875% 9/13/2033 (l)		505,000	537,578
NBM US Holdings Inc 6.625% 8/6/2029 (l)		615,000	617,583
			1,322,872
Food Products - 0.0%
Marb Bondco PLC 3.95% 1/29/2031 (l)		685,000	602,629
TOTAL CONSUMER STAPLES			1,925,501
Energy - 0.2%
Energy Equipment & Services - 0.1%
Guara Norte Sarl 5.198% 6/15/2034 (l)		368,325	356,262
Yinson Boronia Production BV 8.947% 7/31/2042 (l)		631,449	682,754
			1,039,016
Oil, Gas & Consumable Fuels - 0.1%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (l)		720,404	643,897
PRIO Luxembourg Holding Sarl 6.75% 10/15/2030 (l)		450,000	437,738
			1,081,635
TOTAL ENERGY			2,120,651
Industrials - 0.0%
Aerospace & Defense - 0.0%
Embraer Netherlands Finance BV 5.4% 1/9/2038		265,000	253,308
Marine Transportation - 0.0%
Yinson Bergenia Production BV 8.498% 1/31/2045 (l)		281,210	296,465
TOTAL INDUSTRIALS			549,773
Materials - 0.5%
Chemicals - 0.0%
Braskem Netherlands Finance BV 5.875% 1/31/2050 (l)		300,000	124,500
Braskem Netherlands Finance BV 7.25% 2/13/2033 (l)		375,000	172,444
Braskem Netherlands Finance BV 8% 10/15/2034 (l)		225,000	104,625
Braskem Netherlands Finance BV 8.5% 1/12/2031 (l)		595,000	285,600
			687,169
Metals & Mining - 0.4%
CSN Inova Ventures 6.75% 1/28/2028 (l)		545,000	398,531
CSN Resources SA 5.875% 4/8/2032 (l)		355,000	216,994
CSN Resources SA 8.875% 12/5/2030 (l)		200,000	140,620
ERO Copper Corp 6.5% 2/15/2030 (l)		415,000	410,804
Nexa Resources SA 6.6% 4/8/2037 (l)		235,000	242,638
Nexa Resources SA 6.75% 4/9/2034 (l)		200,000	208,250
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (c)(l)		1,377,512	1,356,850
Usiminas International Sarl 7.5% 1/27/2032 (l)		575,000	585,068
Vale Overseas Ltd 6% 2/25/2056 (c)(l)		305,000	301,005
Vale Overseas Ltd 6.4% 6/28/2054		515,000	518,183
			4,378,943
Paper & Forest Products - 0.1%
LD Celulose International GmbH 7.95% 1/26/2032 (l)		440,000	452,309
Suzano Austria GmbH 3.75% 1/15/2031		245,000	227,482
Suzano Austria GmbH 5% 1/15/2030		725,000	715,425
Suzano Netherlands BV 5.5% 1/15/2036		460,000	445,050
			1,840,266
TOTAL MATERIALS			6,906,378
TOTAL BRAZIL			11,855,568
CANADA - 0.6%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (l)		570,000	557,164
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (l)		2,320,000	2,180,627
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (l)		560,000	552,155
			3,289,946
Household Durables - 0.0%
Brookfield Residential Properties Inc / Brookfield Residential US LLC 4.875% 2/15/2030 (l)		405,000	371,843
TOTAL CONSUMER DISCRETIONARY			3,661,789
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teine Energy Ltd 6.875% 4/15/2029 (l)		445,000	444,829
Financials - 0.0%
Insurance - 0.0%
Sagicor Financial Co Ltd 5.3% 5/13/2028 (l)		480,000	477,696
Industrials - 0.1%
Aerospace & Defense - 0.1%
Bombardier Inc 7.25% 7/1/2031 (l)		280,000	293,417
Bombardier Inc 8.75% 11/15/2030 (l)		430,000	457,323
			750,740
Machinery - 0.0%
ATS Corp 4.125% 12/15/2028 (l)		460,000	443,313
Passenger Airlines - 0.0%
Air Canada 3.875% 8/15/2026 (l)		425,000	422,881
TOTAL INDUSTRIALS			1,616,934
Information Technology - 0.1%
Software - 0.1%
Open Text Corp 6.9% 12/1/2027 (l)		530,000	543,981
Open Text Holdings Inc 4.125% 12/1/2031 (l)		245,000	209,081
Open Text Holdings Inc 4.125% 2/15/2030 (l)		300,000	268,058
TOTAL INFORMATION TECHNOLOGY			1,021,120
Materials - 0.1%
Chemicals - 0.1%
NOVA Chemicals Corp 8.5% 11/15/2028 (l)		385,000	400,146
Containers & Packaging - 0.0%
Cascades Inc/Cascades USA Inc 5.375% 1/15/2028 (l)		300,000	297,000
Metals & Mining - 0.0%
Hudbay Minerals Inc 4.5% 4/1/2026 (l)		360,000	360,000
TOTAL MATERIALS			1,057,146
TOTAL CANADA			8,279,514
CHILE - 0.3%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
VTR Comunicaciones SpA 4.375% 4/15/2029 (l)		210,000	205,209
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (l)		200,000	201,730
Empresa Nacional del Petroleo 6.15% 5/10/2033 (l)		305,000	312,656
TOTAL ENERGY			514,386
Materials - 0.3%
Chemicals - 0.0%
Sociedad Quimica y Minera de Chile SA 5.625% 4/22/2056 (c)(l)		420,000	409,343
Metals & Mining - 0.3%
Antofagasta PLC 2.375% 10/14/2030 (l)		685,000	611,328
Antofagasta PLC 5.625% 9/9/2035 (l)		250,000	248,000
Antofagasta PLC 5.625% 5/13/2032 (l)		260,000	263,003
Corp Nacional del Cobre de Chile 3% 9/30/2029 (l)		105,000	98,200
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (l)		280,000	262,534
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (l)		870,000	590,513
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (l)		290,000	286,288
Corp Nacional del Cobre de Chile 5.529% 1/30/2037 (l)		255,000	249,824
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (l)		205,000	209,791
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (l)		290,000	289,928
Corp Nacional del Cobre de Chile 6.33% 1/13/2035 (l)		200,000	207,926
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (l)		205,000	215,747
Corp Nacional del Cobre de Chile 6.78% 1/13/2055 (l)		235,000	245,450
			3,778,532
Paper & Forest Products - 0.0%
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (l)		225,000	223,736
Inversiones CMPC SA 3% 4/6/2031 (l)		245,000	212,843
			436,579
TOTAL MATERIALS			4,624,454
Utilities - 0.0%
Electric Utilities - 0.0%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (l)		195,501	196,578
Chile Electricity Lux MPC Sarl 6.01% 1/20/2033 (l)		172,000	177,296
TOTAL UTILITIES			373,874
TOTAL CHILE			5,717,923
CHINA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Prosus NV 3.061% 7/13/2031 (l)		385,000	344,024
Prosus NV 3.68% 1/21/2030 (l)		370,000	348,781
Prosus NV 4.027% 8/3/2050 (l)		595,000	397,014
Prosus NV 4.193% 1/19/2032 (l)		305,000	286,053
TOTAL CONSUMER DISCRETIONARY			1,375,872
Utilities - 0.0%
Gas Utilities - 0.0%
ENN Energy Holdings Ltd 4.625% 5/17/2027 (l)		640,000	640,205
TOTAL CHINA			2,016,077
COLOMBIA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (l)		845,000	757,352
Energy - 0.3%
Energy Equipment & Services - 0.0%
Oleoducto Central SA 4% 7/14/2027 (l)		454,000	447,122
Oil, Gas & Consumable Fuels - 0.3%
Canacol Energy Ltd 5.75% (g)(l)		265,000	92,088
Ecopetrol SA 4.625% 11/2/2031		335,000	297,115
Ecopetrol SA 8.375% 1/19/2036		290,000	293,581
Ecopetrol SA 8.875% 1/13/2033		1,420,000	1,498,810
Geopark Ltd 5.5% 1/17/2027 (l)		505,000	488,588
Geopark Ltd 8.75% 1/31/2030 (l)		430,000	423,550
Gran Tierra Energy Inc 9.75% 4/15/2031 (l)		279,000	243,776
			3,337,508
TOTAL ENERGY			3,784,630
Financials - 0.0%
Banks - 0.0%
Bancolombia SA 8.625% 12/24/2034 (c)		295,000	308,865
Materials - 0.0%
Metals & Mining - 0.0%
Aris Mining Corp 8% 10/31/2029 (l)		580,000	597,835
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (l)		1,020,000	929,808
Termocandelaria Power SA 7.75% 9/17/2031 (l)		410,000	416,318
TOTAL UTILITIES			1,346,126
TOTAL COLOMBIA			6,794,808
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (l)		390,000	394,700
COSTA RICA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (l)		385,000	405,213
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC 7% 5/28/2030 (l)		630,000	639,450
CZECH REPUBLIC - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Czechoslovak Group AS 5.25% 1/10/2031 (l)	EUR	110,000	130,243
Czechoslovak Group AS 6.5% 1/10/2031 (l)		400,000	409,800

TOTAL CZECH REPUBLIC			540,043
DOMINICAN REPUBLIC - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/2034 (l)		300,000	305,084
FRANCE - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Altice France SA 6.5% 10/15/2031 (l)		102,896	97,572
Altice France SA 6.5% 4/15/2032 (l)		3,692,838	3,489,895
Altice France SA 6.875% 10/15/2030 (l)		1,032,775	987,892
Altice France SA 6.875% 7/15/2032 (l)		2,294,209	2,173,828
TOTAL COMMUNICATION SERVICES			6,749,187
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (l)		508,000	532,434
TOTAL FRANCE			7,281,621
GEORGIA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Silk Road Group Holding LLC 7.5% 9/15/2030 (l)		315,000	314,524
Industrials - 0.0%
Ground Transportation - 0.0%
Georgian Railway JSC 4% 6/17/2028 (l)		191,000	181,450
TOTAL GEORGIA			495,974
GHANA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Kosmos Energy Ltd 7.5% 3/1/2028 (l)		145,000	139,381
Kosmos Energy Ltd 8.75% 10/1/2031 (l)		1,170,000	1,041,300

TOTAL GHANA			1,180,681
GUATEMALA - 0.2%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
CT Trust 5.125% 2/3/2032 (l)		720,000	671,976
Millicom International Cellular SA 4.5% 4/27/2031 (l)		530,000	481,956
Millicom International Cellular SA 7.375% 4/2/2032 (l)		265,000	268,816
TOTAL COMMUNICATION SERVICES			1,422,748
Consumer Staples - 0.0%
Beverages - 0.0%
Cntl Amr Bottling Corp 5.25% 4/27/2029 (l)		505,000	492,728
Utilities - 0.1%
Electric Utilities - 0.0%
Energuate Trust 2 0 6.35% 9/15/2035 (l)		495,000	485,397
Independent Power and Renewable Electricity Producers - 0.1%
Investment Energy Resources Ltd 6.25% 4/26/2029 (l)		570,000	563,160
TOTAL UTILITIES			1,048,557
TOTAL GUATEMALA			2,964,033
HONG KONG - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (l)		425,000	398,193
HUNGARY - 0.0%
Financials - 0.0%
Banks - 0.0%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (l)		200,000	202,064
OTP Bank Nyrt 8.75% 5/15/2033 (c)(m)		215,000	223,632
TOTAL FINANCIALS			425,696
Utilities - 0.0%
Electric Utilities - 0.0%
MVM Energetika Zrt 6.5% 3/13/2031 (m)		200,000	206,375
TOTAL HUNGARY			632,071
INDIA - 0.0%
Financials - 0.0%
Consumer Finance - 0.0%
Shriram Finance Ltd 6.625% 4/22/2027 (l)		230,000	231,449
Health Care - 0.0%
Biotechnology - 0.0%
Biocon Biologics Global PLC 6.67% 10/9/2029 (l)		255,000	251,430
TOTAL INDIA			482,879
INDONESIA - 0.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (l)		640,000	636,972
Medco Maple Tree Pte Ltd 8.96% 4/27/2029 (l)		550,000	564,109
Pertamina Persero PT 4.175% 1/21/2050 (l)		395,000	291,715
TOTAL ENERGY			1,492,796
Materials - 0.1%
Metals & Mining - 0.1%
Freeport Indonesia PT 4.763% 4/14/2027 (l)		225,000	224,523
Freeport Indonesia PT 5.315% 4/14/2032 (l)		450,000	447,809
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (l)		880,000	889,354
TOTAL MATERIALS			1,561,686
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Pertamina Geothermal Energy PT 5.15% 4/27/2028 (l)		205,000	206,185
TOTAL INDONESIA			3,260,667
ISRAEL - 0.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energean Israel Finance Ltd 5.375% 3/30/2028 (l)(m)		405,000	388,826
Energean Israel Finance Ltd 5.875% 3/30/2031 (l)(m)		160,000	148,625
Energean Israel Finance Ltd 8.5% 9/30/2033 (l)(m)		200,000	205,267
Leviathan Bond Ltd 6.5% 6/30/2027 (l)(m)		520,000	519,031
Leviathan Bond Ltd 6.75% 6/30/2030 (l)(m)		205,000	208,284
TOTAL ENERGY			1,470,033
Financials - 0.0%
Banks - 0.0%
Bank Hapoalim BM 5.252% 1/14/2033 (l)(m)		200,000	197,540
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		280,000	279,287
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029		275,000	273,947
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		550,000	588,896
TOTAL HEALTH CARE			1,142,130
Utilities - 0.0%
Electric Utilities - 0.0%
Israel Electric Corp Ltd 3.75% 2/22/2032 (l)(m)		295,000	271,729
TOTAL ISRAEL			3,081,432
JAMAICA - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (l)		215,000	213,570
Montego Bay Airport Revenue Finance Ltd 6.6% 6/15/2035 (l)		200,000	194,250

TOTAL JAMAICA			407,820
KAZAKHSTAN - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
KazMunayGas National Co JSC 3.5% 4/14/2033 (l)		335,000	299,765
KazMunayGas National Co JSC 5.375% 4/24/2030 (l)		165,000	166,122
KazMunayGas National Co JSC 5.75% 4/19/2047 (l)		170,000	157,512
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (l)		440,000	406,120

TOTAL KAZAKHSTAN			1,029,519
KOREA (SOUTH) - 0.1%
Industrials - 0.0%
Electrical Equipment - 0.0%
LG Energy Solution Ltd 5.25% 4/2/2031 (l)		200,000	199,425
LG Energy Solution Ltd 5.875% 4/2/2036 (l)		200,000	198,481
TOTAL INDUSTRIALS			397,906
Materials - 0.1%
Metals & Mining - 0.1%
POSCO 5.75% 1/17/2028 (l)		420,000	428,458
POSCO 5.875% 1/17/2033 (l)		200,000	209,796
TOTAL MATERIALS			638,254
TOTAL KOREA (SOUTH)			1,036,160
KUWAIT - 0.0%
Materials - 0.0%
Chemicals - 0.0%
MEGlobal BV 2.625% 4/28/2028 (l)		275,000	258,414
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Algoma Steel Sca 0% 12/31/2049 (e)		102,200	0
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City Finance Ltd 5% 1/15/2029 (l)		320,000	299,958
MALAYSIA - 0.1%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (l)		595,000	529,699
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Capital Ltd 3.404% 4/28/2061 (l)		500,000	330,625
Petronas Capital Ltd 3.5% 4/21/2030 (l)		230,000	222,006
TOTAL ENERGY			552,631
Industrials - 0.1%
Marine Transportation - 0.1%
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (l)		570,000	564,491
TOTAL MALAYSIA			1,646,821
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (l)		280,000	277,595
MEXICO - 0.9%
Communication Services - 0.0%
Media - 0.0%
TV Azteca SAB de CV 8.25% (g)(m)		1,500,000	510,000
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Metalsa Sapi De Cv 3.75% 5/4/2031 (l)		455,000	392,949
Energy - 0.6%
Energy Equipment & Services - 0.1%
Borr IHC Ltd / Borr Finance LLC 10% 11/15/2028 (l)		371,342	379,233
Borr IHC Ltd / Borr Finance LLC 10.375% 11/15/2030 (l)		130,922	132,351
			511,584
Oil, Gas & Consumable Fuels - 0.5%
FEL Energy VI SARL 5.75% 12/1/2040 (l)		240,375	227,623
Petroleos Mexicanos 6.5% 6/2/2041		170,000	143,990
Petroleos Mexicanos 6.625% 6/15/2035		1,965,000	1,832,559
Petroleos Mexicanos 6.7% 2/16/2032		821,000	803,554
Petroleos Mexicanos 6.75% 9/21/2047		798,000	637,163
Petroleos Mexicanos 6.95% 1/28/2060		535,000	420,564
Petroleos Mexicanos 7.69% 1/23/2050		3,478,000	3,013,687
			7,079,140
TOTAL ENERGY			7,590,724
Financials - 0.1%
Banks - 0.0%
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.25% 9/10/2029 (l)		440,000	443,098
Capital Markets - 0.1%
Eagle Funding Luxco Sarl 5.5% 8/17/2030 (l)		970,000	972,425
TOTAL FINANCIALS			1,415,523
Materials - 0.1%
Chemicals - 0.1%
Orbia Advance Corp SAB de CV 2.875% 5/11/2031 (l)		340,000	273,744
Orbia Advance Corp SAB de CV 6.8% 5/13/2030 (l)		670,000	652,496
			926,240
Metals & Mining - 0.0%
Fresnillo PLC 4.25% 10/2/2050 (l)		360,000	270,900
TOTAL MATERIALS			1,197,140
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV 5.5% 1/30/2033 (l)		355,000	343,019
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (l)		485,756	508,276
Saavi Energia Sarl 8.875% 2/10/2035 (l)		740,000	772,560
TOTAL UTILITIES			1,280,836
TOTAL MEXICO			12,730,191
MOROCCO - 0.1%
Materials - 0.1%
Chemicals - 0.1%
OCP SA 3.75% 6/23/2031 (l)		365,000	332,150
OCP SA 5.125% 6/23/2051 (l)		305,000	237,098
OCP SA 6.1% 4/30/2030 (l)		280,000	284,550
OCP SA 6.75% 5/2/2034 (l)		255,000	265,552
OCP SA 6.875% 4/25/2044 (l)		325,000	323,359
OCP SA 7.5% 5/2/2054 (l)		200,000	209,663

TOTAL MOROCCO			1,652,372
NETHERLANDS - 0.1%
Communication Services - 0.1%
Media - 0.1%
VZ Secured Financing BV 5% 1/15/2032 (l)		1,105,000	947,282
Ziggo BV 4.875% 1/15/2030 (l)		430,000	401,432

TOTAL NETHERLANDS			1,348,714
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 7.875% 5/29/2030 (l)		465,000	470,892
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Netherlands Holdco BV 8% 9/18/2027 (l)		268,115	267,612
TOTAL NIGERIA			738,504
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (l)		595,000	615,327
PANAMA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (l)		540,000	531,418
Media - 0.1%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (l)		1,020,000	956,607
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (l)		315,000	315,394
TOTAL COMMUNICATION SERVICES			1,803,419
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (l)		205,000	162,821
TOTAL PANAMA			1,966,240
PARAGUAY - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Celular del Paraguay SA 5.875% 4/15/2027 (l)		200,000	198,907
PERU - 0.2%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
InRetail Shopping Malls 5.65% 10/16/2032 (l)		365,000	355,327
Financials - 0.0%
Banks - 0.0%
Banco de Credito del Peru S.A. 5.8% 3/10/2035 (c)(l)		485,000	479,859
Materials - 0.2%
Metals & Mining - 0.2%
Cia de Minas Buenaventura SAA 6.8% 2/4/2032 (l)		515,000	522,854
Volcan Cia Minera SAA 8.5% 10/28/2032 (l)		690,000	702,006
TOTAL MATERIALS			1,224,860
Utilities - 0.0%
Electric Utilities - 0.0%
Kallpa Generacion SA 5.5% 9/11/2035 (l)		240,000	234,624
Independent Power and Renewable Electricity Producers - 0.0%
Niagara Energy SAC 5.746% 10/3/2034 (l)		495,000	495,322
TOTAL UTILITIES			729,946
TOTAL PERU			2,789,992
POLAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA 6% 1/30/2035 (l)		630,000	641,813
QATAR - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo International Finance Ltd 2.625% 4/8/2031 (l)		385,000	348,048
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
QatarEnergy 2.25% 7/12/2031 (l)		1,255,000	1,101,225
QatarEnergy 3.125% 7/12/2041 (l)		1,235,000	893,831
QatarEnergy 3.3% 7/12/2051 (l)		930,000	597,869
TOTAL ENERGY			2,592,925
TOTAL QATAR			2,940,973
RUSSIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
TMK OAO Via TMK Capital SA loan participation 4.3% (e)(g)(m)		400,000	19,999
SAUDI ARABIA - 0.8%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (l)		1,304,537	1,162,590
Saudi Arabian Oil Co 2.25% 11/24/2030 (l)		1,010,000	891,073
Saudi Arabian Oil Co 3.25% 11/24/2050 (l)		800,000	498,032
Saudi Arabian Oil Co 3.5% 11/24/2070 (l)		460,000	273,714
Saudi Arabian Oil Co 3.5% 4/16/2029 (l)		1,400,000	1,341,200
Saudi Arabian Oil Co 4.25% 4/16/2039 (l)		1,705,000	1,469,932
Saudi Arabian Oil Co 4.375% 4/16/2049 (l)		215,000	167,855
Saudi Arabian Oil Co 5.875% 7/17/2064 (l)		200,000	181,738
Saudi Arabian Oil Co 6.375% 6/2/2055 (l)		780,000	775,125
TOTAL ENERGY			6,761,259
Financials - 0.1%
Financial Services - 0.1%
Gaci First Investment Co 5% 10/13/2027 (m)		635,000	636,588
Gaci First Investment Co 5.25% 10/13/2032 (m)		315,000	314,564
TOTAL FINANCIALS			951,152
Industrials - 0.1%
Construction & Engineering - 0.1%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (l)		510,000	511,020
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (l)		380,000	377,507
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (l)		1,015,000	1,025,480
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (l)		305,000	315,538
TOTAL INDUSTRIALS			2,229,545
Materials - 0.1%
Chemicals - 0.1%
Ma'aden Sukuk Ltd 5.25% 1/29/2036 (l)		290,000	282,112
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (l)		585,000	588,221
TOTAL MATERIALS			870,333
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Dar Al-Arkan Sukuk Co Ltd 7.25% 7/2/2030 (m)		375,000	363,724
TOTAL SAUDI ARABIA			11,176,013
SERBIA - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (l)		465,000	457,560
SOUTH AFRICA - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (l)		390,000	386,792
Wireless Telecommunication Services - 0.0%
MTN Mauritius Investments Ltd 6.5% 10/13/2026 (l)		315,000	316,417
TOTAL COMMUNICATION SERVICES			703,209
Materials - 0.1%
Chemicals - 0.1%
Sasol Financing USA LLC 4.375% 9/18/2026		530,000	526,889
Sasol Financing USA LLC 5.5% 3/18/2031		200,000	181,250
Sasol Financing USA LLC 6.5% 9/27/2028		215,000	216,950
Sasol Financing USA LLC 8.75% 4/10/2033 (l)		200,000	200,000
Sasol Financing USA LLC 8.75% 5/3/2029 (l)		560,000	582,036
			1,707,125
Metals & Mining - 0.0%
Windfall Mining Group Inc / Groupe Minier Windfall Inc 5.854% 5/13/2032 (l)		330,000	333,772
TOTAL MATERIALS			2,040,897
Utilities - 0.1%
Electric Utilities - 0.1%
Eskom Holdings 6.35% 8/10/2028 (l)		590,000	594,610
Eskom Holdings 8.45% 8/10/2028 (l)		460,000	482,365
TOTAL UTILITIES			1,076,975
TOTAL SOUTH AFRICA			3,821,081
SPAIN - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (l)		280,000	274,149
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (l)		283,000	274,501
TOTAL SPAIN			548,650
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (l)		450,000	443,250
THAILAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
PTT Treasury Center Co Ltd 3.7% 7/16/2070 (l)		230,000	155,517
TURKEY - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Turk Telekomunikasyon AS 6.95% 10/7/2032 (l)		250,000	243,398
Financials - 0.1%
Banks - 0.1%
Turkiye Garanti Bankasi AS 8.125% 1/8/2036 (c)(l)		380,000	377,036
Turkiye Ihracat Kredi Bankasi AS 6.375% 1/15/2031 (l)		440,000	423,223
Turkiye Ihracat Kredi Bankasi AS 6.375% 10/3/2030 (l)		465,000	449,161
TOTAL FINANCIALS			1,249,420
Industrials - 0.0%
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS 8.5% 12/7/2028 (l)		185,000	188,641
Materials - 0.0%
Metals & Mining - 0.0%
Eldorado Gold Corp 6.25% 9/1/2029 (l)		420,000	418,480
TOTAL TURKEY			2,099,939
UKRAINE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 pay-in-kind (l)		268,539	209,460
UNITED ARAB EMIRATES - 0.5%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (l)		375,000	321,517
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (l)		395,934	349,293
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (l)		1,210,000	1,026,097
TOTAL ENERGY			1,696,907
Financials - 0.2%
Financial Services - 0.2%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (l)		470,000	414,893
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (l)		230,000	232,734
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (l)		530,000	493,626
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (l)		305,000	288,381
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (l)		345,000	303,296
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (l)		300,000	303,666
TOTAL FINANCIALS			2,036,596
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DP World Crescent Ltd 3.7495% 1/30/2030 (l)		425,000	397,375
DP World Ltd/United Arab Emirates 5.625% 9/25/2048 (l)		400,000	357,100
TOTAL INDUSTRIALS			754,475
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC 5.875% 4/14/2056 (c)(l)		260,000	238,059
Aldar Properties PJSC 6.6227% 4/15/2055 (c)(m)		755,000	719,364
Alpha Star Holding IX Ltd 7% 8/26/2028 (m)		400,000	379,840
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (m)		445,000	440,639
Sobha Sukuk Ltd 8.75% 7/17/2028 (m)		235,000	219,725
TOTAL REAL ESTATE			1,997,627
Utilities - 0.1%
Multi-Utilities - 0.1%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (l)		448,000	338,576
Abu Dhabi National Energy Co PJSC 4.696% 4/24/2033 (l)		350,000	337,621
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (l)		470,000	440,634
Abu Dhabi National Energy Co PJSC 4.875% 4/23/2030 (l)		195,000	194,645
TOTAL UTILITIES			1,311,476
TOTAL UNITED ARAB EMIRATES			7,797,081
UNITED KINGDOM - 0.6%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Vmed O2 UK Financing I PLC 4.75% 7/15/2031 (l)		995,000	856,838
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (l)		195,000	202,020
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (l)		295,000	308,929
TOTAL CONSUMER DISCRETIONARY			510,949
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
EG Global Finance PLC 12% 11/30/2028 (l)		5,765,000	6,167,577
Financials - 0.0%
Insurance - 0.0%
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC 8.125% 2/15/2032 (l)		425,000	398,097
Health Care - 0.0%
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (l)		300,000	291,447
Industrials - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce PLC 5.75% 10/15/2027 (l)		650,000	660,161
Materials - 0.0%
Metals & Mining - 0.0%
Celtic Resources Holdings DAC 4.125% (e)(g)(l)		445,000	63,795
TOTAL UNITED KINGDOM			8,948,864
UNITED STATES - 18.1%
Communication Services - 2.2%
Diversified Telecommunication Services - 0.4%
APLD ComputeCo LLC 9.25% 12/15/2030 (l)		1,430,000	1,473,360
Black Pearl Compute LLC 6.125% 2/15/2031 (l)		425,000	432,564
Cipher Compute LLC 7.125% 11/15/2030 (l)		620,000	642,338
Frontier Communications Holdings LLC 5% 5/1/2028 (l)		1,165,000	1,164,817
Level 3 Financing Inc 7% 3/31/2034 (l)		1,920,000	1,965,285
WULF Compute LLC 7.75% 10/15/2030 (l)		1,410,000	1,489,919
			7,168,283
Entertainment - 0.1%
OAK-Eagle Acquireco Inc 7.25% 7/1/2033 (i)(l)		1,230,000	1,274,396
ROBLOX Corp 3.875% 5/1/2030 (l)		1,160,000	1,090,148
			2,364,544
Interactive Media & Services - 0.1%
Alphabet Inc 4.375% 11/6/2064	EUR	1,519,000	1,656,950
Media - 1.6%
CSC Holdings LLC 3.375% 2/15/2031 (l)		1,326,000	778,956
CSC Holdings LLC 4.125% 12/1/2030 (l)		1,249,000	749,511
CSC Holdings LLC 4.5% 11/15/2031 (l)		3,060,000	1,814,300
CSC Holdings LLC 6.5% 2/1/2029 (l)		700,000	446,134
DISH Network Corp 11.75% 11/15/2027 (l)		2,920,000	3,008,315
EchoStar Corp 10.75% 11/30/2029		7,297,195	7,882,801
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (c)		2,249,516	2,271,467
Nexstar Media Inc 6.5% 9/15/2033 (l)		1,135,000	1,143,648
Scripps Escrow II Inc 3.875% 1/15/2029 (l)		165,000	152,616
Sirius XM Radio LLC 3.875% 9/1/2031 (l)		570,000	517,514
Sirius XM Radio LLC 4% 7/15/2028 (l)		580,000	559,851
Sirius XM Radio LLC 5% 8/1/2027 (l)		404,000	403,436
Univision Communications Inc 4.5% 5/1/2029 (l)		570,000	535,510
Univision Communications Inc 7.375% 6/30/2030 (l)		2,900,000	2,841,768
Univision Communications Inc 8.5% 7/31/2031 (l)		1,930,000	1,939,418
			25,045,245
TOTAL COMMUNICATION SERVICES			36,235,022
Consumer Discretionary - 2.2%
Automobile Components - 0.1%
Adient Global Holdings Ltd 7% 4/15/2028 (l)		300,000	303,949
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (l)		600,000	605,839
Dana Inc 4.5% 2/15/2032		221,000	206,238
Hertz Corp/The 12.625% 7/15/2029 (l)		130,000	114,069
Hertz Corp/The 5.5% (e)(g)(s)		650,000	0
Hertz Corp/The 6% (e)(g)(s)		575,000	0
Hertz Corp/The 6.25% (e)(g)(s)		670,000	0
Hertz Corp/The 7.125% (e)(g)(s)		620,000	0
Nesco Holdings II Inc 5.5% 4/15/2029 (l)		715,000	699,254
			1,929,349
Automobiles - 0.0%
Nissan Motor Acceptance Co LLC 2.45% 9/15/2028 (l)		175,000	159,937
Nissan Motor Acceptance Co LLC 5.55% 9/13/2029 (l)		200,000	192,788
Nissan Motor Acceptance Co LLC 7.05% 9/15/2028 (l)		85,000	86,325
			439,050
Broadline Retail - 0.1%
ANGI Group LLC 3.875% 8/15/2028 (l)		335,000	298,183
Wayfair LLC 6.75% 11/15/2032 (l)		450,000	453,416
Wayfair LLC 7.25% 10/31/2029 (l)		610,000	622,679
			1,374,278
Distributors - 0.0%
Windsor Holdings III LLC 8.5% 6/15/2030 (l)		295,000	305,582
Diversified Consumer Services - 0.1%
Service Corp International/US 4% 5/15/2031		570,000	530,954
TKC Holdings Inc 8.5% 8/15/2030 (l)		1,510,000	1,522,586
			2,053,540
Hotels, Restaurants & Leisure - 1.2%
Bloomin' Brands Inc / OSI Restaurant Partners LLC 5.125% 4/15/2029 (l)		270,000	239,169
Boyd Gaming Corp 4.75% 6/15/2031 (l)		715,000	679,832
Carnival Corp 4% 8/1/2028 (l)		3,420,000	3,334,951
Carnival Corp 5.125% 5/1/2029 (l)		575,000	570,070
Carnival Corp 5.875% 6/15/2031 (l)		435,000	440,347
Carnival Corp 7% 8/15/2029 (l)		300,000	311,205
Churchill Downs Inc 5.75% 4/1/2030 (l)		725,000	716,998
Churchill Downs Inc 6.75% 5/1/2031 (l)		600,000	611,280
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (l)		1,175,000	1,122,979
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (l)		1,600,000	1,494,484
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (l)		330,000	315,891
Hilton Domestic Operating Co Inc 4% 5/1/2031 (l)		500,000	468,827
Hilton Domestic Operating Co Inc 4.875% 1/15/2030		975,000	960,277
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (l)		425,000	415,215
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 4/1/2027		435,000	434,731
Jacobs Entertainment Inc 6.75% 2/15/2029 (l)		395,000	369,325
Light & Wonder International Inc 7.5% 9/1/2031 (l)		295,000	302,759
Lindblad Expeditions LLC 7% 9/15/2030 (l)		390,000	398,186
MGM Resorts International 4.75% 10/15/2028		665,000	652,562
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (l)		795,000	813,865
Neogen Food Safety Corp 8.625% 7/20/2030 (l)		260,000	273,084
Papa John's International Inc 3.875% 9/15/2029 (l)		255,000	241,663
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.625% 9/1/2029 (l)		510,000	311,100
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.875% 9/1/2031 (l)		110,000	60,500
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (l)		415,000	416,567
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (l)		565,000	577,647
Station Casinos LLC 4.625% 12/1/2031 (l)		410,000	382,813
VOC Escrow Ltd 5% 2/15/2028 (l)		990,000	985,924
Yum! Brands Inc 4.625% 1/31/2032		590,000	562,424
			18,464,675
Household Durables - 0.2%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 4/1/2030 (l)		410,000	380,533
Installed Building Products Inc 5.625% 2/1/2034 (l)		425,000	414,713
LGI Homes Inc 8.75% 12/15/2028 (l)		285,000	291,593
Somnigroup International Inc 3.875% 10/15/2031 (l)		735,000	668,228
Somnigroup International Inc 4% 4/15/2029 (l)		790,000	759,706
TopBuild Corp 3.625% 3/15/2029 (l)		305,000	290,447
TopBuild Corp 5.625% 1/31/2034 (l)		430,000	420,872
Tri Pointe Homes Inc 5.7% 6/15/2028		865,000	872,278
			4,098,370
Specialty Retail - 0.4%
Asbury Automotive Group Inc 4.5% 3/1/2028		184,000	180,688
Asbury Automotive Group Inc 4.625% 11/15/2029 (l)		450,000	435,029
Asbury Automotive Group Inc 4.75% 3/1/2030		184,000	177,310
Asbury Automotive Group Inc 5% 2/15/2032 (l)		485,000	459,301
Bath & Body Works Inc 6.625% 10/1/2030 (l)		925,000	933,715
Bath & Body Works Inc 6.75% 7/1/2036		870,000	834,214
Bath & Body Works Inc 7.5% 6/15/2029		500,000	506,017
LBM Acquisition LLC 9.5% 6/15/2031 (l)		900,000	783,402
LCM Investments Holdings II LLC 8.25% 8/1/2031 (l)		355,000	368,754
Park River Holdings Inc 8% 3/15/2031 (l)		265,000	263,776
PetSmart LLC / PetSmart Finance Corp 7.5% 9/15/2032 (l)		720,000	723,506
Wand NewCo 3 Inc 7.625% 1/30/2032 (l)		565,000	577,711
			6,243,423
Textiles, Apparel & Luxury Goods - 0.1%
Crocs Inc 4.125% 8/15/2031 (l)		280,000	251,953
Crocs Inc 4.25% 3/15/2029 (l)		435,000	417,520
Kontoor Brands Inc 4.125% 11/15/2029 (l)		240,000	226,794
			896,267
TOTAL CONSUMER DISCRETIONARY			35,804,534
Consumer Staples - 1.1%
Beverages - 0.0%
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (l)		315,000	315,511
Consumer Staples Distribution & Retail - 0.6%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (l)		525,000	500,819
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (l)		5,365,000	5,251,458
C&S Group Enterprises LLC 5% 12/15/2028 (l)		510,000	474,261
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (l)		1,595,000	1,660,475
Performance Food Group Inc 4.25% 8/1/2029 (l)		400,000	384,226
Performance Food Group Inc 5.625% 3/1/2034 (l)		565,000	544,938
US Foods Inc 7.25% 1/15/2032 (l)		290,000	300,082
			9,116,259
Food Products - 0.5%
Chobani LLC / Chobani Finance Corp Inc 4.625% 11/15/2028 (l)		375,000	368,634
Darling Ingredients Inc 6% 6/15/2030 (l)		675,000	679,717
Fiesta Purchaser Inc 7.875% 3/1/2031 (l)		535,000	544,664
Fiesta Purchaser Inc 9.625% 9/15/2032 (l)		340,000	346,280
Lamb Weston Holdings Inc 4.125% 1/31/2030 (l)		555,000	528,386
Lamb Weston Holdings Inc 4.375% 1/31/2032 (l)		275,000	255,462
Post Holdings Inc 4.5% 9/15/2031 (l)		1,215,000	1,129,721
Post Holdings Inc 4.625% 4/15/2030 (l)		3,850,000	3,696,018
Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food Inc/Simmons Feed 4.625% 3/1/2029 (l)		430,000	413,826
			7,962,708
Household Products - 0.0%
Spectrum Brands Inc 3.875% 3/15/2031 (l)		103,000	88,901
Personal Care Products - 0.0%
BellRing Brands Inc 7% 3/15/2030 (l)		685,000	685,178
TOTAL CONSUMER STAPLES			18,168,557
Energy - 2.7%
Energy Equipment & Services - 0.3%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4.737% 3/11/2046	EUR	1,045,000	1,198,408
Diamond Foreign Asset Co / Diamond Finance LLC 8.5% 10/1/2030 (l)		261,000	275,731
Nabors Industries Inc 7.625% 11/15/2032 (l)		285,000	291,739
Nabors Industries Inc 9.125% 1/31/2030 (l)		575,000	603,745
Noble Finance II LLC 8% 4/15/2030 (l)		300,000	308,876
SESI LLC 7.875% 9/30/2030 (l)		290,000	295,716
Transocean International Ltd 7.875% 10/15/2032 (l)		195,000	208,237
Transocean International Ltd 8.25% 5/15/2029 (l)		205,000	211,835
Transocean International Ltd 8.5% 5/15/2031 (l)		205,000	215,005
Transocean International Ltd 8.75% 2/15/2030 (l)		1,032,500	1,074,000
Transocean Titan Financing Ltd 8.375% 2/1/2028 (l)		422,871	431,726
Valaris Ltd 8.375% 4/30/2030 (l)		295,000	305,676
			5,420,694
Oil, Gas & Consumable Fuels - 2.4%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (l)		430,000	428,621
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 1/15/2028 (l)		955,000	954,995
California Resources Corp 8.25% 6/15/2029 (l)		168,000	175,766
Chesapeake Energy Corp 7% (e)(g)		360,000	0
Chesapeake Energy Corp 8% (e)(g)		180,000	0
Chesapeake Energy Corp 8% (e)(g)		115,000	0
CITGO Petroleum Corp 8.375% 1/15/2029 (l)		1,280,000	1,321,836
CNX Midstream Partners LP 4.75% 4/15/2030 (l)		295,000	280,469
CNX Resources Corp 7.375% 1/15/2031 (l)		295,000	303,115
Comstock Resources Inc 5.875% 1/15/2030 (l)		1,525,000	1,475,543
Comstock Resources Inc 6.75% 3/1/2029 (l)		1,030,000	1,016,644
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (l)		1,265,000	1,233,682
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (l)		760,000	797,592
CVR Energy Inc 5.75% 2/15/2028 (l)		1,061,000	1,049,319
DT Midstream Inc 4.125% 6/15/2029 (l)		430,000	420,953
DT Midstream Inc 4.375% 6/15/2031 (l)		430,000	414,491
Energy Transfer LP 5.5% 6/1/2027		860,000	867,932
Energy Transfer LP 6% 2/1/2029 (l)		2,415,000	2,433,832
Expand Energy Corp 5.375% 3/15/2030		560,000	564,654
Expand Energy Corp 5.875% 2/1/2029 (l)		310,000	310,206
Expand Energy Corp 6.75% 4/15/2029 (l)		440,000	440,309
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (l)		255,000	257,081
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (l)		355,000	366,875
Hess Midstream Operations LP 4.25% 2/15/2030 (l)		460,000	442,031
Hess Midstream Operations LP 5.125% 6/15/2028 (l)		595,000	593,252
Hess Midstream Operations LP 5.5% 10/15/2030 (l)		275,000	272,826
HF Sinclair Corp 5% 2/1/2028		400,000	399,968
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 11/1/2028 (l)		590,000	591,182
Kinetik Holdings LP 5.875% 6/15/2030 (l)		425,000	426,564
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (l)		280,000	279,826
Murphy Oil USA Inc 4.75% 9/15/2029		370,000	364,931
Murphy Oil USA Inc 5.625% 5/1/2027		305,000	304,538
NGPL PipeCo LLC 4.875% 8/15/2027 (l)		150,000	150,306
Northern Oil & Gas Inc 7.875% 10/15/2033 (l)		530,000	548,366
Northern Oil & Gas Inc 8.75% 6/15/2031 (l)		590,000	613,509
Occidental Petroleum Corp 7.2% 3/15/2029		240,000	255,966
ONEOK Inc 6.5% 9/1/2030 (l)		895,000	947,375
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028		1,445,000	1,438,429
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (l)		1,230,000	1,263,102
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (l)		700,000	750,371
Permian Resources Operating LLC 5.875% 7/1/2029 (l)		405,000	405,506
SM Energy Co 6.625% 1/15/2027		1,125,000	1,124,920
SM Energy Co 6.75% 9/15/2026		250,000	250,164
SM Energy Co 8.625% 11/1/2030 (l)		580,000	611,950
Sunoco LP / Sunoco Finance Corp 4.5% 4/30/2030		555,000	535,042
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		605,000	589,949
Sunoco LP / Sunoco Finance Corp 7% 9/15/2028 (l)		290,000	295,884
Sunoco LP 4.5% 10/1/2029 (l)		440,000	425,164
Sunoco LP 4.625% 5/1/2030 (l)		550,000	529,303
Sunoco LP 6.625% 8/15/2032 (l)		280,000	284,387
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (l)		30,000	29,746
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (l)		540,000	532,883
Talos Production Inc 9% 2/1/2029 (l)		250,000	260,228
Talos Production Inc 9.375% 2/1/2031 (l)		285,000	302,031
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.875% 2/1/2031		625,000	624,012
Unit Corp 0% 12/1/2029 (Escrow) (e)		120,000	0
Venture Global Calcasieu Pass LLC 3.875% 8/15/2029 (l)		355,000	337,441
Venture Global Calcasieu Pass LLC 4.125% 8/15/2031 (l)		355,000	329,300
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (l)		425,000	437,081
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (l)		2,315,000	2,413,259
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (l)		450,000	468,428
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (l)		1,455,000	1,541,066
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (l)		635,000	697,995
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (l)		645,000	722,902
			38,505,098
TOTAL ENERGY			43,925,792
Financials - 2.2%
Capital Markets - 0.2%
Broadstreet Partners Group LLC 5.875% 4/15/2029 (l)		725,000	706,558
Coinbase Global Inc 3.375% 10/1/2028 (l)		1,445,000	1,352,576
Coinbase Global Inc 3.625% 10/1/2031 (l)		865,000	731,056
Hightower Holding LLC 6.75% 4/15/2029 (l)		285,000	278,630
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (l)		395,000	382,837
MSCI Inc 3.25% 8/15/2033 (l)		420,000	365,851
MSCI Inc 4% 11/15/2029 (l)		340,000	330,245
			4,147,753
Consumer Finance - 0.5%
Ally Financial Inc 8% 11/1/2031		5,045,000	5,594,032
Ally Financial Inc 8% 11/1/2031		823,000	907,508
OneMain Finance Corp 4% 9/15/2030		330,000	298,017
OneMain Finance Corp 5.375% 11/15/2029		500,000	482,157
OneMain Finance Corp 6.625% 1/15/2028		385,000	387,633
OneMain Finance Corp 7.875% 3/15/2030		285,000	294,113
			7,963,460
Financial Services - 0.4%
Block Inc 3.5% 6/1/2031		570,000	518,327
Block Inc 5.625% 8/15/2030 (l)		645,000	641,436
Block Inc 6% 8/15/2033 (l)		510,000	501,576
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (l)		795,000	781,088
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029		630,000	537,568
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		1,240,000	1,214,874
James Hardie International Finance DAC 5% 1/15/2028 (l)		455,000	451,172
MGIC Investment Corp 5.25% 8/15/2028		465,000	463,814
NCR Atleos Corp 9.5% 4/1/2029 (l)		435,000	465,642
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (l)		240,000	236,003
			5,811,500
Insurance - 1.1%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (l)		855,000	802,849
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (l)		505,000	486,630
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (l)		475,000	476,455
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (l)		1,765,000	1,744,865
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (l)		665,000	651,738
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 5.875% 11/1/2029 (l)		415,000	401,525
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (l)		285,000	279,855
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/2027 (l)		1,985,000	1,983,487
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (l)		2,190,000	2,201,936
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (l)		920,000	927,831
AmWINS Group Inc 4.875% 6/30/2029 (l)		415,000	397,555
Asurion LLC/ Asurion Co-Issuer Inc 8% 12/31/2032 (l)		710,000	736,588
HUB International Ltd 5.625% 12/1/2029 (l)		1,705,000	1,653,927
HUB International Ltd 7.25% 6/15/2030 (l)		1,915,000	1,961,734
HUB International Ltd 7.375% 1/31/2032 (l)		1,565,000	1,596,242
Panther Escrow Issuer LLC 7.125% 6/1/2031 (l)		1,255,000	1,259,216
USI Inc/NY 7.5% 1/15/2032 (l)		380,000	385,130
			17,947,563
TOTAL FINANCIALS			35,870,276
Health Care - 1.3%
Health Care Equipment & Supplies - 0.1%
Avantor Funding Inc 3.875% 11/1/2029 (l)		275,000	258,003
Bausch + Lomb Corp 8.375% 10/1/2028 (l)		580,000	598,850
Hologic Inc 4.625% 2/1/2028 (l)		215,000	214,678
			1,071,531
Health Care Providers & Services - 0.8%
CHS/Community Health Systems Inc 10.875% 1/15/2032 (l)		732,000	785,334
CHS/Community Health Systems Inc 4.75% 2/15/2031 (l)		1,150,000	1,060,213
CHS/Community Health Systems Inc 5.25% 5/15/2030 (l)		825,000	777,548
CHS/Community Health Systems Inc 6% 1/15/2029 (l)		485,000	479,544
CHS/Community Health Systems Inc 6.125% 4/1/2030 (l)		670,000	582,541
DaVita Inc 3.75% 2/15/2031 (l)		210,000	192,559
DaVita Inc 4.625% 6/1/2030 (l)		1,590,000	1,528,809
HAH Group Holding Co LLC 9.75% 10/1/2031 (l)		420,000	367,947
HealthEquity Inc 4.5% 10/1/2029 (l)		295,000	285,408
Molina Healthcare Inc 3.875% 11/15/2030 (l)		640,000	572,179
Molina Healthcare Inc 3.875% 5/15/2032 (l)		550,000	477,742
Molina Healthcare Inc 4.375% 6/15/2028 (l)		465,000	449,638
National Mentor Holdings Inc 10.5% 12/15/2030 (l)		570,000	588,341
Surgery Center Holdings Inc 7.25% 4/15/2032 (l)		325,000	319,206
Tenet Healthcare Corp 5.125% 11/1/2027		975,000	974,046
Tenet Healthcare Corp 6.125% 6/15/2030		1,430,000	1,439,262
Tenet Healthcare Corp 6.75% 5/15/2031		2,040,000	2,085,151
			12,965,468
Health Care Technology - 0.0%
IQVIA Inc 5% 5/15/2027 (l)		640,000	637,580
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International Inc 3.75% 3/15/2029 (l)		525,000	497,506
Charles River Laboratories International Inc 4% 3/15/2031 (l)		605,000	562,827
Charles River Laboratories International Inc 4.25% 5/1/2028 (l)		185,000	180,832
			1,241,165
Pharmaceuticals - 0.3%
1261229 BC Ltd 10% 4/15/2032 (l)		3,130,000	3,204,632
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (l)		1,015,000	984,909
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (l)		885,000	721,266
			4,910,807
TOTAL HEALTH CARE			20,826,551
Industrials - 2.6%
Aerospace & Defense - 0.9%
ATI Inc 4.875% 10/1/2029		280,000	276,265
ATI Inc 5.125% 10/1/2031		245,000	242,055
ATI Inc 7.25% 8/15/2030		295,000	305,906
BWX Technologies Inc 4.125% 6/30/2028 (l)		630,000	612,562
Moog Inc 4.25% 12/15/2027 (l)		185,000	184,893
TransDigm Inc 4.625% 1/15/2029		930,000	913,747
TransDigm Inc 6.125% 7/31/2034 (l)		505,000	496,689
TransDigm Inc 6.25% 1/31/2034 (l)		230,000	232,537
TransDigm Inc 6.375% 3/1/2029 (l)		780,000	789,750
TransDigm Inc 6.375% 5/31/2033 (l)		1,500,000	1,492,002
TransDigm Inc 6.625% 3/1/2032 (l)		280,000	285,564
TransDigm Inc 6.75% 1/31/2034 (l)		865,000	876,336
TransDigm Inc 6.75% 8/15/2028 (l)		3,560,000	3,600,050
TransDigm Inc 6.875% 12/15/2030 (l)		2,350,000	2,407,923
TransDigm Inc 7.125% 12/1/2031 (l)		575,000	593,490
			13,309,769
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (l)		745,000	764,761
Building Products - 0.1%
Advanced Drainage Systems Inc 6.375% 6/15/2030 (l)		280,000	282,433
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (l)		420,000	402,256
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (l)		185,000	159,789
Shea Homes LP / Shea Homes Funding Corp 4.75% 4/1/2029		475,000	459,385
			1,303,863
Commercial Services & Supplies - 1.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (l)		348,000	339,795
Artera Services LLC 8.5% 2/15/2031 (l)		1,315,000	1,126,010
Brand Industrial Services Inc 10.375% 8/1/2030 (l)		2,225,000	2,033,456
Brink's Co/The 4.625% 10/15/2027 (l)		620,000	611,886
Clean Harbors Inc 6.375% 2/1/2031 (l)		250,000	253,894
CoreCivic Inc 8.25% 4/15/2029		1,575,000	1,644,042
GEO Group Inc/The 10.25% 4/15/2031		1,235,000	1,315,707
GEO Group Inc/The 8.625% 4/15/2029		970,000	1,007,376
GFL Environmental Inc 4% 8/1/2028 (l)		420,000	408,291
GFL Environmental Inc 4.75% 6/15/2029 (l)		575,000	564,163
GFL Environmental Inc 6.75% 1/15/2031 (l)		425,000	439,802
Madison IAQ LLC 4.125% 6/30/2028 (l)		535,000	522,478
Madison IAQ LLC 5.875% 6/30/2029 (l)		425,000	416,780
Neptune Bidco US Inc 10.375% 5/15/2031 (l)		430,000	433,873
Neptune Bidco US Inc 9.29% 4/15/2029 (l)		3,955,000	3,959,945
Neptune Bidco US Inc 9.5% 2/15/2033 (l)		250,000	242,560
Reworld Holding Corp 4.875% 12/1/2029 (l)		995,000	932,774
Williams Scotsman Inc 7.375% 10/1/2031 (l)		260,000	266,598
			16,519,430
Construction & Engineering - 0.0%
Arcosa Inc 4.375% 4/15/2029 (l)		415,000	400,367
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/2029 (l)		365,000	352,210
Ground Transportation - 0.1%
Uber Technologies Inc 4.5% 8/15/2029 (l)		1,260,000	1,249,326
XPO Inc 6.25% 6/1/2028 (l)		300,000	303,710
XPO Inc 7.125% 2/1/2032 (l)		430,000	443,509
			1,996,545
Machinery - 0.1%
Allison Transmission Inc 5.875% 6/1/2029 (l)		420,000	422,973
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (c)(l)		922,292	982,257
Chart Industries Inc 7.5% 1/1/2030 (l)		790,000	820,737
			2,225,967
Passenger Airlines - 0.2%
Allegiant Travel Co 7.25% 8/15/2027 (l)		343,000	343,326
American Airlines Inc 7.25% 2/15/2028 (l)		990,000	995,636
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.75% 4/20/2029 (l)		1,485,000	1,476,878
United Airlines Inc 4.625% 4/15/2029 (l)		870,000	853,578
			3,669,418
Professional Services - 0.1%
ION Platform Finance US Inc / ION Platform Finance SARL 5% 5/1/2028 (l)		430,000	401,640
ION Platform Finance US Inc / ION Platform Finance SARL 5.75% 5/15/2028 (l)		575,000	545,592
TriNet Group Inc 3.5% 3/1/2029 (l)		455,000	412,449
			1,359,681
Trading Companies & Distributors - 0.0%
FTAI Aviation Investors LLC 7.875% 12/1/2030 (l)		430,000	449,004
Synergy Infrastructure Holdings LLC 7.875% 12/1/2030 (l)		335,000	341,473
			790,477
TOTAL INDUSTRIALS			42,692,488
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp 5% 12/15/2029 (l)		435,000	426,658
CPI CG Inc 10% 7/15/2029 (l)		256,000	270,172
Lightning Power LLC 7.25% 8/15/2032 (l)		545,000	566,515
TTM Technologies Inc 4% 3/1/2029 (l)		455,000	436,963
			1,700,308
IT Services - 0.4%
ASGN Inc 4.625% 5/15/2028 (l)		510,000	493,725
CoreWeave Inc 9% 2/1/2031 (l)		1,215,000	1,156,096
CoreWeave Inc 9.25% 6/1/2030 (l)		2,180,000	2,118,218
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (l)		610,000	567,564
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (l)		500,000	497,961
Sabre GLBL Inc 11.125% 7/15/2030 (l)		1,475,000	1,251,921
			6,085,485
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp 3.875% 9/1/2028 (l)		690,000	665,731
Synaptics Inc 4% 6/15/2029 (l)		350,000	331,419
Wolfspeed Inc 7% 6/15/2031 pay-in-kind (c)		527,869	418,336
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (c)(l)		177,813	193,993
			1,609,479
Software - 0.4%
Cloud Software Group Inc 6.5% 3/31/2029 (l)		3,325,000	3,243,772
Elastic NV 4.125% 7/15/2029 (l)		1,165,000	1,092,854
Fair Isaac Corp 4% 6/15/2028 (l)		580,000	562,846
NCR Voyix Corp 5% 10/1/2028 (l)		335,000	322,781
Oracle Corp 3.8% 11/15/2037		450,000	357,365
PTC Inc 4% 2/15/2028 (l)		345,000	336,257
UKG Inc 6.875% 2/1/2031 (l)		425,000	415,359
			6,331,234
Technology Hardware, Storage & Peripherals - 0.1%
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (l)		985,000	1,034,436
Seagate Data Storage Technology Pte Ltd 8.5% 7/15/2031 (l)		640,000	671,000
			1,705,436
TOTAL INFORMATION TECHNOLOGY			17,431,942
Materials - 0.9%
Chemicals - 0.3%
Ingevity Corp 3.875% 11/1/2028 (l)		665,000	638,366
LSB Industries Inc 6.25% 10/15/2028 (l)		960,000	954,050
Olympus Water US Holding Corp 4.25% 10/1/2028 (l)		720,000	687,699
Olympus Water US Holding Corp 7.25% 2/15/2033 (l)		1,440,000	1,373,906
Scih Salt Hldgs Inc 4.875% 5/1/2028 (l)		375,000	370,722
Scotts Miracle-Gro Co/The 4% 4/1/2031		595,000	549,686
WR Grace Holdings LLC 7.375% 3/1/2031 (l)		300,000	300,774
			4,875,203
Construction Materials - 0.1%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (l)		1,150,000	1,185,880
Containers & Packaging - 0.3%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (l)		300,000	285,202
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (l)		605,000	553,999
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (l)		285,000	282,553
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (l)		915,000	898,588
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (l)		140,000	132,460
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (l)		2,175,000	2,029,437
Crown Cork & Seal Co Inc 7.5% 12/15/2096		160,000	158,400
Graphic Packaging International LLC 3.75% 2/1/2030 (l)		355,000	325,755
Mauser Packaging Solutions Holding Co 7.875% 4/15/2030 (l)		305,000	305,000
Sealed Air Corp/Sealed Air Corp US 6.125% 2/1/2028 (l)		300,000	303,759
Trident TPI Holdings Inc 12.75% 12/31/2028 (l)		295,000	287,160
			5,562,313
Metals & Mining - 0.2%
Alcoa Nederland Holding BV 4.125% 3/31/2029 (l)		775,000	753,412
Alcoa Nederland Holding BV 7.125% 3/15/2031 (l)		230,000	240,514
Arsenal AIC Parent LLC 8% 10/1/2030 (l)		350,000	364,408
Cleveland-Cliffs Inc 4.625% 3/1/2029 (l)		465,000	443,711
Cleveland-Cliffs Inc 4.875% 3/1/2031 (l)		465,000	417,646
Cleveland-Cliffs Inc 7.5% 9/15/2031 (l)		965,000	962,546
Roller Bearing Co of America Inc 4.375% 10/15/2029 (l)		200,000	194,317
			3,376,554
TOTAL MATERIALS			14,999,950
Real Estate - 0.8%
Diversified REITs - 0.3%
Iron Mountain Information Management Services Inc 5% 7/15/2032 (l)		415,000	391,785
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (l)		335,000	315,093
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4.75% 4/15/2028 (l)		940,000	935,112
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (l)		655,000	636,161
Vici Properties LP / Vici Note Co Inc 3.875% 2/15/2029 (l)		665,000	646,251
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (l)		1,140,000	1,136,885
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (l)		650,000	639,037
			4,700,324
Health Care REITs - 0.3%
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		665,000	433,153
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		970,000	754,204
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		2,850,000	2,650,513
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (l)		410,000	415,662
			4,253,532
Real Estate Management & Development - 0.0%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (l)		585,000	621,015
Greystar Real Estate Partners LLC 7.75% 9/1/2030 (l)		260,000	270,441
Taylor Morrison Communities Inc 5.125% 8/1/2030 (l)		635,000	627,736
Weekley Homes LLC / Weekley Finance Corp 4.875% 9/15/2028 (l)		300,000	290,499
			1,809,691
Specialized REITs - 0.2%
Iron Mountain Inc 4.875% 9/15/2029 (l)		1,300,000	1,264,820
Iron Mountain Inc 5% 7/15/2028 (l)		630,000	623,288
Iron Mountain Inc 5.25% 7/15/2030 (l)		585,000	568,361
Iron Mountain Inc 5.625% 7/15/2032 (l)		585,000	567,901
SBA Communications Corp 3.875% 2/15/2027		890,000	880,944
			3,905,314
TOTAL REAL ESTATE			14,668,861
Utilities - 1.0%
Electric Utilities - 0.8%
Clearway Energy Operating LLC 3.75% 1/15/2032 (l)		280,000	255,237
Clearway Energy Operating LLC 4.75% 3/15/2028 (l)		365,000	360,130
NRG Energy Inc 3.375% 2/15/2029 (l)		305,000	289,144
NRG Energy Inc 3.625% 2/15/2031 (l)		605,000	557,115
NRG Energy Inc 3.875% 2/15/2032 (l)		58,000	53,172
NRG Energy Inc 5.75% 1/15/2028		1,665,000	1,668,103
NRG Energy Inc 5.75% 1/15/2034 (l)		575,000	566,990
NRG Energy Inc 6% 1/15/2036 (l)		1,150,000	1,139,650
Pacific Gas and Electric Co 3.95% 12/1/2047		578,000	420,611
Pacific Gas and Electric Co 4% 12/1/2046		743,000	543,805
Pacific Gas and Electric Co 4.3% 3/15/2045		315,000	246,040
PG&E Corp 5% 7/1/2028		1,345,000	1,334,472
PG&E Corp 5.25% 7/1/2030		510,000	503,264
Vistra Operations Co LLC 4.375% 5/1/2029 (l)		1,105,000	1,078,958
Vistra Operations Co LLC 5% 7/31/2027 (l)		1,220,000	1,215,695
Vistra Operations Co LLC 5.625% 2/15/2027 (l)		1,495,000	1,494,999
Vistra Operations Co LLC 7.75% 10/15/2031 (l)		580,000	607,539
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (l)		285,000	293,312
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (l)		815,000	841,693
			13,469,929
Gas Utilities - 0.1%
Southern Natural Gas Co LLC 7.35% 2/15/2031		175,000	192,242
Southern Natural Gas Co LLC 8% 3/1/2032		335,000	382,065
Suburban Propane Partners LP/Suburban Energy Finance Corp 5% 6/1/2031 (l)		570,000	536,300
			1,110,607
Independent Power and Renewable Electricity Producers - 0.1%
Alpha Generation LLC 6.25% 1/15/2034 (l)		430,000	422,408
Sunnova Energy Corp 11.75% (e)(g)(l)		860,000	4,300
Sunnova Energy Corp 5.875% (e)(g)(l)		145,000	363
Talen Energy Supply LLC 6.25% 2/1/2034 (l)		430,000	425,209
Talen Energy Supply LLC 6.5% 2/1/2036 (l)		430,000	432,980
			1,285,260
TOTAL UTILITIES			15,865,796
TOTAL UNITED STATES			296,489,769
UZBEKISTAN - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Navoi Mining & Metallurgical Combinat 6.7% 10/17/2028 (l)		200,000	203,440
Navoi Mining & Metallurgical Combinat 6.75% 5/14/2030 (l)		480,000	493,296
Navoi Mining & Metallurgical Combinat 6.95% 10/17/2031 (l)		235,000	244,400
Navoiyuran State Enterprise 6.7% 7/2/2030 (l)		365,000	365,548

TOTAL UZBEKISTAN			1,306,684
VENEZUELA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos de Venezuela SA 12.75% (g)(l)		110,000	49,830
Petroleos de Venezuela SA 5.375% (g)(m)		480,000	159,096
Petroleos de Venezuela SA 6% (g)(l)		930,000	317,688
Petroleos de Venezuela SA 6% (g)(l)		585,000	198,432

TOTAL VENEZUELA			725,046
VIETNAM - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Mong Duong Finance Holdings BV 5.125% 5/7/2029 (l)		379,495	372,971
ZAMBIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
First Quantum Minerals Ltd 6.375% 2/15/2036 (l)		690,000	660,195
First Quantum Minerals Ltd 7.25% 2/15/2034 (l)		840,000	850,433
First Quantum Minerals Ltd 8.625% 6/1/2031 (l)		1,120,000	1,155,000

TOTAL ZAMBIA			2,665,628
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $439,042,767)			431,055,372

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
UNITED STATES - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Summit Midstream Corp 3 month U.S. LIBOR + 7.43%, 12.2837% (c)(d)	148	233,992
Information Technology - 0.3%
Software - 0.3%
Strategy Inc 11.5% (k)	31,953	3,195,140
Strategy Inc Series A, 10%	14,504	1,388,758
TOTAL INFORMATION TECHNOLOGY		4,583,898
TOTAL UNITED STATES		4,817,890
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $4,526,750)		4,817,890

Preferred Securities - 1.9%
	Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd 8.25% (m)(s)	710,000	683,550
CHILE - 0.1%
Financials - 0.1%
Banks - 0.1%
Banco de Credito e Inversiones SA 7.5% (c)(l)(s)	295,000	308,843
Banco de Credito e Inversiones SA 8.75% (c)(l)(s)	290,000	306,678
Banco del Estado de Chile 7.95% (c)(l)(s)	260,000	281,320

TOTAL CHILE		896,841
HONG KONG - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd 4% (c)(m)(s)	800,000	801,065
INDIA - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Network i2i Ltd 3.975% (c)(l)(s)	315,000	318,063
KUWAIT - 0.0%
Financials - 0.0%
Banks - 0.0%
NBK Tier 1 Ltd 3.625% (c)(l)(s)	230,000	226,229
MEXICO - 0.2%
Financials - 0.1%
Banks - 0.1%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (c)(l)(s)	610,000	620,284
Banco Mercantil del Norte SA/Grand Cayman 8.375% (c)(l)(s)	200,000	208,282
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.125% 1/18/2033 (c)(l)	340,000	335,327
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 8.45% 6/29/2038 (c)(l)	310,000	338,276
TOTAL FINANCIALS		1,502,169
Materials - 0.1%
Construction Materials - 0.1%
Cemex SAB de CV 5.125% (c)(l)(s)	1,195,000	1,192,864
Cemex SAB de CV 7.2% (c)(l)(s)	715,000	728,887
TOTAL MATERIALS		1,921,751
TOTAL MEXICO		3,423,920
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd loan participation 6% (c)(e)(g)(l)(s)	275,000	13,750
SAUDI ARABIA - 0.0%
Financials - 0.0%
Banks - 0.0%
NCB Tier 1 Sukuk Ltd 3.5% (c)(m)(s)	330,000	328,282
UNITED ARAB EMIRATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Emirates NBD Bank PJSC 6.25% (c)(m)(s)	380,000	376,136
UNITED STATES - 1.6%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Energy Transfer LP 6.5% (c)(s)	1,079,000	1,102,989
Energy Transfer LP 6.625% (c)(s)	1,730,000	1,737,798
Energy Transfer LP Series G, 7.125% (c)(s)	2,710,000	2,830,309
TOTAL ENERGY		5,671,096
Financials - 1.3%
Banks - 1.1%
Bank of America Corp 5.875% (c)(s)	5,125,000	5,142,472
Bank of America Corp 6.25% (c)(s)	2,285,000	2,324,548
Citigroup Inc 6.5% (c)(s)	1,415,000	1,423,964
Citigroup Inc 6.75% (c)(s)	850,000	856,870
Citigroup Inc 7% (c)(s)	650,000	674,719
JPMorgan Chase & Co CME Term SOFR 3 month Index + 2.745%, 6.4058% (c)(d)(s)	4,005,000	4,074,193
Wells Fargo & Co 6.125% (c)(s)	1,415,000	1,423,620
Wells Fargo & Co 6.85% (c)(s)	425,000	441,902
		16,362,288
Capital Markets - 0.0%
Goldman Sachs Group Inc/The 6.85% (c)(s)	425,000	437,229
Insurance - 0.2%
Alliant Holdings LP 10.5% (c)(e)(s)	2,227,279	2,163,638
TOTAL FINANCIALS		18,963,155
Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (c)(s)	115,000	114,198
TOTAL UNITED STATES		24,748,449
TOTAL PREFERRED SECURITIES (Cost $31,435,178)		31,816,285

U.S. Government Agency - Mortgage Securities - 1.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.2%
Fannie Mae 2% 2/1/2052	272,301	223,379
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	390,409	340,218
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	35,529	34,973
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	36,975	33,243
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	16,989	15,251
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2040	315,759	296,656
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2041	116,410	108,240
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052 (h)	394,553	363,189
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	301,019	276,526
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052 (h)	157,466	156,906
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (h)	385,317	398,762
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (j)	263,771	272,727
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055 (h)(j)	327,460	339,935
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	517,654	535,919
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055 (j)	168,150	177,279
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054 (h)	98,658	102,488
Freddie Mac Gold Pool 2.5% 11/1/2041	1,173,469	1,056,802
Freddie Mac Gold Pool 2.5% 2/1/2042	219,543	198,075
Freddie Mac Gold Pool 2.5% 5/1/2041	463,534	420,764
Freddie Mac Gold Pool 3.5% 3/1/2050 (h)(j)	351,722	322,592
Freddie Mac Gold Pool 5.5% 9/1/2052 (j)	275,389	280,101
Freddie Mac Gold Pool 6.5% 10/1/2053 (h)	287,702	302,219
Freddie Mac Gold Pool 6.5% 10/1/2053 (h)(j)	285,748	300,434
Freddie Mac Non Gold Pool 6.5% 1/1/2055 (h)(j)	301,654	316,969
Ginnie Mae I Pool 2.5% 12/20/2051	442,401	379,363
Ginnie Mae I Pool 2.5% 8/20/2051	374,796	321,626
Ginnie Mae I Pool 2.5% 9/20/2051	332,657	285,257
Ginnie Mae II Pool 2% 1/20/2051	759,677	626,354
Ginnie Mae II Pool 2% 9/20/2050	138,547	114,405
Ginnie Mae II Pool 5.5% 12/20/2054	160,661	162,151
Ginnie Mae II Pool 5.5% 4/1/2056 (i)	5,000,000	5,027,651
Ginnie Mae II Pool 5.5% 5/1/2056 (i)	3,400,000	3,411,896
Ginnie Mae II Pool 6% 4/1/2056 (i)	1,650,000	1,677,199
Uniform Mortgage Backed Securities 4% 4/1/2056 (i)	525,000	494,751
TOTAL UNITED STATES		19,374,300
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $19,333,803)		19,374,300

U.S. Government Agency Obligations - 0.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.8%
Financials - 0.8%
Financial Services - 0.8%
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.75% 6/12/2028 (c)(d)	6,490,000	6,489,878
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.165%, 3.795% 1/19/2029 (c)(d)	6,990,000	6,989,845
TOTAL FINANCIALS		13,479,723
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Tennessee Valley Authority 5.25% 9/15/2039	126,000	132,094
Tennessee Valley Authority 5.375% 4/1/2056	302,000	303,984
TOTAL UTILITIES		436,078
TOTAL UNITED STATES		13,915,801
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $13,920,102)		13,915,801

U.S. Treasury Obligations - 21.9%
	Yield (%) (w)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (h)	3.64	2,340,000	2,329,825
US Treasury Bills 0% 5/7/2026 (h)	3.62	480,000	478,251
US Treasury Bills 0% 6/25/2026 (h)	3.62	980,000	971,699
US Treasury Bonds 2% 8/15/2051	1.95 to 2.09	8,416,000	4,791,531
US Treasury Bonds 2.25% 2/15/2052	2.15 to 2.99	11,920,000	7,183,663
US Treasury Bonds 2.5% 2/15/2045 (x)	2.98 to 3.04	17,524,000	12,289,389
US Treasury Bonds 2.875% 5/15/2052	3.09 to 3.12	2,520,000	1,747,659
US Treasury Bonds 3% 2/15/2049	2.99 to 3.10	13,241,000	9,670,585
US Treasury Bonds 3% 5/15/2045	1.80	1,800,000	1,369,828
US Treasury Bonds 3.25% 5/15/2042	3.37 to 5.18	1,428,000	1,176,650
US Treasury Bonds 3.625% 2/15/2053	3.80 to 4.32	15,779,000	12,663,881
US Treasury Bonds 4.125% 8/15/2044	4.63 to 4.66	4,010,000	3,638,135
US Treasury Bonds 4.375% 8/15/2043	5.10 to 5.28	9,625,000	9,084,722
US Treasury Bonds 4.5% 11/15/2054	4.77 to 4.82	2,240,000	2,092,650
US Treasury Bonds 4.5% 2/15/2044	4.58	1,010,000	965,852
US Treasury Bonds 4.625% 11/15/2044	4.76 to 4.85	2,050,000	1,983,615
US Treasury Bonds 4.625% 11/15/2055	4.69 to 4.90	3,740,000	3,573,453
US Treasury Bonds 4.625% 5/15/2054	4.02 to 4.31	1,460,000	1,392,076
US Treasury Bonds 4.75% 2/15/2037	2.93 to 5.00	1,636,000	1,694,410
US Treasury Bonds 4.75% 2/15/2056	4.88	410,000	399,878
US Treasury Bonds 4.75% 5/15/2055	4.67	1,840,000	1,791,628
US Treasury Bonds 4.75% 8/15/2055	4.63 to 4.81	2,350,000	2,290,148
US Treasury Bonds 4.875% 8/15/2045	4.84	650,000	647,867
US Treasury Bonds 5% 5/15/2045	4.87	1,020,000	1,033,268
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.47 to 2.67	1,453,358	1,352,075
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2056	2.62 to 2.72	531,903	494,470
US Treasury Notes 1.125% 8/31/2028	1.13 to 1.14	40,242,000	37,758,314
US Treasury Notes 1.25% 9/30/2028	1.37 to 1.45	2,930,000	2,751,682
US Treasury Notes 1.375% 10/31/2028	1.45 to 1.52	3,514,000	3,304,533
US Treasury Notes 1.5% 11/30/2028	1.37 to 1.46	860,000	809,811
US Treasury Notes 1.75% 1/31/2029	1.74 to 1.81	2,583,000	2,439,825
US Treasury Notes 2.625% 7/31/2029	2.83	1,210,000	1,163,774
US Treasury Notes 2.75% 8/15/2032	2.79 to 3.99	6,935,000	6,414,062
US Treasury Notes 2.875% 4/30/2029	2.97 to 3.14	3,300,000	3,208,219
US Treasury Notes 2.875% 5/15/2032	2.84 to 2.95	4,068,000	3,804,533
US Treasury Notes 3.125% 11/15/2028	2.69	1,180,000	1,159,442
US Treasury Notes 3.375% 5/15/2033	3.83	250,000	238,154
US Treasury Notes 3.5% 1/15/2029	3.65	6,220,000	6,167,033
US Treasury Notes 3.5% 10/15/2028	3.50	4,470,000	4,435,685
US Treasury Notes 3.5% 12/15/2028	3.51	4,480,000	4,442,900
US Treasury Notes 3.5% 2/15/2029	3.45 to 3.62	78,650,000	77,967,957
US Treasury Notes 3.5% 2/15/2033	3.91	3,800,000	3,656,313
US Treasury Notes 3.5% 3/15/2029	3.63 to 3.84	30,650,000	30,379,418
US Treasury Notes 3.625% 12/31/2030	3.85	1,900,000	1,874,172
US Treasury Notes 3.625% 3/31/2030	3.31 to 3.55	7,767,000	7,686,599
US Treasury Notes 3.75% 11/30/2032	3.95	1,760,000	1,722,531
US Treasury Notes 3.75% 2/28/2033	3.89 to 3.93	4,130,000	4,035,784
US Treasury Notes 3.75% 5/31/2030	3.84	189,000	187,848
US Treasury Notes 3.75% 8/31/2031	3.65 to 4.10	3,170,000	3,130,623
US Treasury Notes 3.875% 12/31/2032	3.95	1,400,000	1,379,711
US Treasury Notes 3.875% 8/15/2033	4.57 to 4.77	2,923,000	2,869,449
US Treasury Notes 3.875% 8/15/2034	3.75 to 3.80	3,680,000	3,586,072
US Treasury Notes 4% 10/31/2029	4.15	1,300,000	1,305,180
US Treasury Notes 4% 11/15/2035	4.11 to 4.24	7,950,000	7,754,977
US Treasury Notes 4% 7/31/2029	3.83	260,000	261,198
US Treasury Notes 4% 7/31/2032	4.16	270,000	268,639
US Treasury Notes 4.125% 10/31/2029	3.63	136,000	137,116
US Treasury Notes 4.125% 10/31/2031	4.39	4,390,000	4,412,979
US Treasury Notes 4.125% 2/15/2036	4.11	610,000	600,469
US Treasury Notes 4.125% 3/31/2031	4.36 to 4.71	3,858,000	3,885,277
US Treasury Notes 4.125% 7/31/2028	4.19	850,000	855,844
US Treasury Notes 4.125% 8/31/2030	4.19 to 4.61	3,320,000	3,345,548
US Treasury Notes 4.25% 11/15/2034	4.31	1,824,000	1,823,501
US Treasury Notes 4.25% 2/28/2031	4.25 to 4.36	2,840,000	2,876,831
US Treasury Notes 4.25% 6/30/2029	4.11 to 4.12	4,440,000	4,495,297
US Treasury Notes 4.25% 6/30/2031	3.99 to 4.45	3,080,000	3,118,861
US Treasury Notes 4.25% 8/15/2035	4.04 to 4.23	2,510,000	2,500,588
US Treasury Notes 4.375% 11/30/2028	4.15	3,230,000	3,274,665
US Treasury Notes 4.375% 11/30/2030	4.16 to 4.36	791,000	805,306
US Treasury Notes 4.375% 5/15/2034	3.84	230,000	232,426
US Treasury Notes 4.625% 2/15/2035	4.27 to 4.31	1,176,000	1,206,503
US Treasury Notes 4.625% 9/30/2030	5.00	399,000	410,331
US Treasury Notes 4.75% 2/15/2045	4.61 to 4.99	8,450,000	8,302,785
US Treasury Notes 4.875% 10/31/2030	4.31 to 4.92	4,520,000	4,696,033
TOTAL U.S. TREASURY OBLIGATIONS (Cost $385,203,573)			360,252,006

Money Market Funds - 10.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (y)	3.69	154,516,736	154,547,639
Fidelity Securities Lending Cash Central Fund (y)(z)	3.69	15,787,077	15,788,656
TOTAL MONEY MARKET FUNDS (Cost $170,331,349)			170,336,295

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.1%
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.275% and receive annually a floating rate based on US SOFR Index, expiring March 2029	3/2028	9,760,000	62,575
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	2,360,000	79,485
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	590,000	19,243
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.373% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	1,550,000	94,705
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.025% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	1,540,000	51,078
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.853% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	1,800,000	67,617
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.34% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	1,670,000	102,791
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.95% and receive annually a floating rate based on US SOFR Index, expiring May 2035	4/2030	1,370,000	47,389
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.7375% and receive annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	1,520,000	40,397
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.565% and receive annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	3,040,000	110,836
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.4725% and receive annually a floating rate based on US SOFR Index, expiring March 2029	3/2028	8,000,000	44,560

TOTAL PUT SWAPTIONS			720,676
Call Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.7375% and pay annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	1,520,000	20,066
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.025% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	1,540,000	49,671
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.95% and pay annually a floating rate based on US SOFR Index, expiring May 2035	4/2030	1,370,000	42,012

TOTAL CALL SWAPTIONS			111,749
TOTAL PURCHASED SWAPTIONS (Cost $838,520)			832,425

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $1,646,249,299)	1,662,671,562
NET OTHER ASSETS (LIABILITIES) - (1.0)% (u)(v)	(14,958,034)
NET ASSETS - 100.0%	1,647,713,528

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2.5% 4/1/2056	(325,000)	(279,012)
Ginnie Mae II Pool 5.5% 4/1/2056	(3,800,000)	(3,821,014)
Ginnie Mae II Pool 6% 4/1/2056	(1,650,000)	(1,677,199)
Uniform Mortgage Backed Securities 2% 4/1/2056	(5,200,000)	(4,179,297)
Uniform Mortgage Backed Securities 2.5% 4/1/2056	(4,350,000)	(3,656,719)
Uniform Mortgage Backed Securities 3% 4/1/2056	(4,500,000)	(3,954,726)
Uniform Mortgage Backed Securities 3.5% 4/1/2056	(5,600,000)	(5,130,564)
Uniform Mortgage Backed Securities 4% 4/1/2056	(525,000)	(494,751)
Uniform Mortgage Backed Securities 4% 5/1/2056	(525,000)	(494,361)
Uniform Mortgage Backed Securities 4.5% 4/1/2056	(5,100,000)	(4,917,516)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(28,605,159)

TOTAL TBA SALE COMMITMENTS (Proceeds $29,022,923)		(28,605,159)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Call Swaptions
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annualy a fixed rate of 4.36% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	3,600,000	(215,897)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	1,207	6/2026	133,977,000	(1,699,522)
CBOT 2Y US Treasury Notes Contracts (United States)	193	6/2026	40,042,977	(120,965)
CBOT US Treasury Ultra Bond Contracts (United States)	583	6/2026	67,810,188	(1,418,341)

TOTAL LONG				(3,238,828)

SHORT

Interest Rate Contracts
Eurex Deutschland German Federal Republic Contracts (Germany)	(31)	6/2026	(3,950,765)	34,966

TOTAL FUTURES CONTRACTS				(3,203,862)
The notional amount of long futures as a percentage of Net Assets is 14.6%.
The notional amount of short futures as a percentage of Net Assets is 0.2%.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

CAD	500,000	USD	364,141	BNP Paribas SA	4/2026	(4,476)
EUR	347,000	USD	401,259	Brown Brothers Harriman & Co.	4/2026	126
EUR	379,000	USD	436,890	Canadian Imperial Bank of Commerce	4/2026	1,511
EUR	4,081,000	USD	4,729,154	Canadian Imperial Bank of Commerce	4/2026	(8,538)
EUR	330,000	USD	379,621	Citibank NA	4/2026	2,100
EUR	501,000	USD	581,778	HSBC Bank PLC	4/2026	(2,256)
EUR	2,993,000	USD	3,471,965	JPMorgan Chase Bank NA	4/2026	(9,871)
EUR	3,664,000	USD	4,230,545	JPMorgan Chase Bank NA	4/2026	7,714
EUR	2,725,000	USD	3,147,028	State Street Bank & Trust Co	4/2026	5,062
USD	1,514,066	AUD	2,173,000	JPMorgan Chase Bank NA	4/2026	15,086
USD	5,080,301	AUD	7,214,000	Royal Bank of Canada	4/2026	103,936
USD	13,203,882	CAD	17,994,000	Barclays Bank PLC	4/2026	260,259
USD	4,296,748	CAD	5,946,000	Canadian Imperial Bank of Commerce	4/2026	19,612
USD	5,180,493	CHF	4,025,000	Barclays Bank PLC	4/2026	137,815
USD	45,859	EUR	39,525	Canadian Imperial Bank of Commerce	4/2026	174
USD	97,417,219	EUR	83,727,000	Barclays Bank PLC	4/2026	567,664
USD	2,140,370	EUR	1,861,000	Barclays Bank PLC	4/2026	(12,305)
USD	1,210,312	EUR	1,041,000	Canadian Imperial Bank of Commerce	4/2026	6,155
USD	3,171,220	GBP	2,373,000	HSBC Bank PLC	4/2026	30,381
USD	6,919,653	GBP	5,168,000	JPMorgan Chase Bank NA	4/2026	79,425
USD	12,003,853	GBP	8,980,000	Royal Bank of Canada	4/2026	118,163
USD	1,794,949	JPY	281,932,000	Royal Bank of Canada	4/2026	15,843
USD	1,699,774	SGD	2,165,000	Barclays Bank PLC	4/2026	13,933

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						1,347,513
Unrealized Appreciation						1,384,959
Unrealized Depreciation						(37,446)

Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty(1)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
5Y CDX EMIG CDSI Series 45 Index	6/2031	ICE	(1%)	Quarterly	2,440,000	1,836	0	1,836

(1)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3%	Annual	LCH	6/2028	64,467,000	205,744	0	205,744
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	6/2029	9,117,000	49,876	0	49,876
U.S. SOFR Index(4)	Annual	4%	Annual	LCH	6/2041	830,000	8,865	0	8,865
TOTAL INTEREST RATE SWAPS							264,485	0	264,485

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EGP	-	Egyptian Pound
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
HUF	-	Hungarian Forint
JPY	-	Japanese Yen
NGN	-	Nigerian Naira
RON	-	Romanian Leu
SGD	-	Singapore Dollar
USD	-	United States Dollar

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Level 3 security.
(f)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(g)	Non-income producing - Security is in default.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,608,834.
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $1,376,473.
(k)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(l)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $423,965,602 or 25.7% of net assets.

(m)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $123,369,032 or 7.5% of net assets.

(n)	Zero coupon bond which is issued at a discount.
(o)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(p)	Non-income producing.
(q)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,647,235 or 0.2% of net assets.

(r)	Security or a portion of the security is on loan at period end.
(s)	Security is perpetual in nature with no stated maturity date.
(t)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(u)	Includes $312,387 of cash collateral to cover margin requirements for futures contracts.
(v)	Includes $57,850 of cash collateral segregated to cover margin requirements for centrally cleared swaps.
(w)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(x)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $59,164.

(y)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(z)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
EchoStar Corp	9/30/2024	620,441

New Cotai LLC / New Cotai Capital Corp	9/11/2020	1,223,948

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	139,811,288	157,969,140	143,232,789	1,416,883	(231)	231	154,547,639	154,516,736	0.2%
Fidelity Floating Rate Central Fund	105,930,830	5,487,927	1,000,000	1,970,275	(77,899)	(1,747,472)	108,593,386	1,155,495	5.6%
Fidelity Securities Lending Cash Central Fund	5,924,256	87,880,024	78,015,624	4,135	-	-	15,788,656	15,787,077	0.0%
Total	251,666,374	251,337,091	222,248,413	3,391,293	(78,130)	(1,747,241)	278,929,681

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds, Preferred Securities and U.S. Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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